Document and Entity Information	9 Months Ended
	Sep. 30, 2012	Nov. 09, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	RECOVERY ENERGY, INC.
Entity Central Index Key	0001437557
Document Type	S-1
Document Period End Date	Sep 30, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		18,016,143

Consolidated Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash	$ 698,276	$ 2,707,722	$ 5,528,744
Restricted cash	949,618	932,165	1,150,541
Accounts receivable	1,217,181	2,227,466	857,554
Prepaid assets	96,671	75,376	27,772
Commodity price derivative receivable	370,000
Total current assets	3,331,746	5,942,729	7,564,611
Oil and gas properties (full cost method), at cost:
Unevaluated properties	43,541,930	45,697,481	33,605,594
Evaluated properties	40,460,933	32,113,143	26,307,975
Wells in progress	3,986,919	6,425,509	1,219,397
Total oil and gas properties, at cost	87,989,782	84,236,133	61,132,966
Less accumulated depreciation, depletion and amortization	(18,174,968)	(12,099,098)	(5,003,499)
Net oil and gas properties, at cost	69,814,814	72,137,035	56,129,467
Other assets:
Office equipment, net	95,980	106,286	51,129
Prepaid advisory fees	304,402	574,160	979,449
Deferred financing costs, net	1,026,192	2,341,595	3,211,566
Restricted cash and deposits	186,240	186,055	185,707
Total other assets	1,612,814	3,208,096	4,427,851
Total Assets	74,759,374	81,287,860	68,121,929
Current liabilities:
Accounts payable	1,183,415	2,050,768	968,295
Commodity price derivative liability		75,609	398,840
Related party payable		16,475	11,638
Accrued expenses	2,183,053	1,354,204	1,540,592
Short term loans payable	873,142	1,150,967	208,881
Total current liabilities	4,239,610	4,648,023	3,128,246
Long term liabilities
Asset retirement obligation	893,754	612,874	507,280
Term loans payable	19,419,197	20,129,670	20,229,801
Convertible debentures notes payable, net of discount	9,595,053	4,929,068
Convertible debentures conversion derivative liability	1,300,000	1,300,000
Total long-term liabilities	31,208,004	26,971,612	20,737,081
Total liabilities	35,447,614	31,619,635	23,865,327
Commitments and contingencies – Note 8
Shareholders’ equity
Preferred stock, 10,000,000 authorized, none issued and outstanding as of September 30, 2012 and December 31, 2011
ommon stock subject to redemption rights, $0.0001 par value; 0 and 10,625 shares issued and outstanding as of December 31, 2011 and December 31, 2010, respectively			86,257
Common stock, $0.0001 par value: 100,000,000 shares authorized; 18,016,143 and 17,436,825 shares issued and outstanding as of September 30, 2012 and December 31, 2011, respectively	1,801	1,744	1,445
Additional paid-in capital	120,566,897	118,146,119	93,819,314
Accumulated deficit	(81,256,938)	(68,479,638)	(49,650,414)
Total shareholders' equity	39,311,760	49,668,225	44,170,345
Total liabilities and shareholders' equity	$ 74,759,374	$ 81,287,860	$ 68,121,929

Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Preferred Stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, shares issued
Preferred Stock, shares outstanding
Common Stock Subject to Redemption Rights, par value (In dollars per share)		$ 0.0001	$ 0.0001
Common Stock Subject to Redemption Rights, shares issued		0	10,625
Common Stock Subject to Redemption Rights, shares outstanding		0	10,625
Common stock, par value (In dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	18,016,143	17,436,825	14,453,592
Common stock, shares outstanding	18,016,143	17,436,825	14,453,592

Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010
Revenue
Oil sales	$ 1,775,383	$ 1,650,702	$ 4,685,713	$ 5,534,325		$ 7,148,110	$ 9,504,737
Gas sales	168,897	161,029	397,298	446,386		547,190	68,075
Operating fees	42,853	85,372	132,362	110,282		117,360	13,487
Realized gain on commodity price derivatives	37,341	733,830	49,729	402,256		625,043	570,233
Unrealized gains (losses) on commodity price derivatives	(130,000)		445,609	222,788		(75,609)	(398,840)
Total revenues	1,894,474	2,630,933	5,710,711	6,716,037		8,362,094	9,757,692
Costs and expenses
Production costs	397,793	344,927	1,033,635	1,114,220		1,514,784	862,042
Production taxes	198,781	191,364	561,278	630,718		838,714	1,056,244
General and administrative	1,515,868	1,981,026	5,099,932	8,837,802	1,057,306	10,544,347	15,530,248
Depreciation, depletion and amortization	1,069,068	1,052,946	2,897,156	3,194,301		4,347,117	5,036,648
Impairment of equipment					2,750,000
Impairment of evaluated properties			3,274,718			2,821,176
Bad debt expense							400,000
Fair value of common stock and warrants issued in aborted property acquisitions					8,404,106
Restructuring and related consulting costs					17,700,000
Total costs and expenses	3,181,510	3,570,263	12,866,719	13,777,041	29,911,412	20,066,138	22,885,182
Loss from operations	(1,287,036)	(939,330)	(7,156,008)	(7,061,004)	(29,911,412)	(11,704,044)	(13,127,490)
Other income (expense)	333	62,000	(372)	63,115		71,253
Convertible debentures conversion derivative gain (losses)	600,000	(13,338)	700,000	1,587,699		3,821,792
Interest expense	(2,149,931)	(2,136,950)	(6,320,919)	(6,123,496)	31	(8,218,225)	(6,640,209)
Unrealized gain on lock-up							28,666
Debt inducement expense						(2,800,000)
Net loss	$ (2,836,634)	$ (3,027,618)	$ (12,777,299)	$ (11,533,686)	$ (29,911,381)	$ (18,829,224)	$ (19,739,033)
Earnings per common share
Basic and diluted	$ (0.16)	$ (0.19)	$ (0.72)	$ (0.75)	$ (12.19)	$ (1.21)	$ (2.15)
Weighted average shares outstanding:
Basic and diluted	17,833,466	15,775,135	17,732,304	15,388,772	2,453,921	15,543,758	9,167,803

Consolidated Statements of Operations (Parenthetical) (USD $)	10 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Operations [Abstract]
Non-cash consideration as part of general and administrative expenses	$ 684,778	$ 6,656,152	$ 13,097,346
Non-cash interest expense	$ 0	$ 4,993,997	$ 3,989,649

Consolidated Statements of Shareholders' Equity (USD $)	Total	Common Stock Subject to Redemption	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Beginning Balance at Mar. 05, 2009
Beginning Balace, Shares at Mar. 05, 2009
Common stock issued in reverse merger	(33,905)		52	(33,957)
Common stock issued in reverse merger, Shares			524,750
Common stock issued in exchange of debt	3,249,843		53	3,249,790
Common stock issued in exchange of debt, Shares			525,000
Common stock issued in lock-up agreement		172,516
Common stock issued in lock-up agreement, Shares		21,250
Common stock issued in restructuring	17,499,625		125	17,499,500
Common stock issued in restructuring, Shares			1,250,000
Common stock issued in attempted acquisition	5,824,873		43	5,824,830
Common stock issued in attempted acquisition, Shares			425,000
Common stock issued for cash	499,991		3	499,988
Common stock issued for cash, Shares			31,250
Restricted stock and performance options issued to employees and directors	684,778			684,778
Warrants issued for financing commitment	3,329,106			3,329,106
Common stock reacquired in attempted acquisition	(749,981)		(6)	(749,975)
Common stock reacquired in attempted acquisition, Shares			(62,500)
1:4 Reverse stock split	808			808
Net loss	(29,911,381)				(29,911,381)
Balance at Dec. 31, 2009	393,756	172,516	269	30,304,868	(29,911,381)
Balance, Shares at Dec. 31, 2009		21,250	2,693,500
Common stock issued for property acquisitions	15,786,621		293	15,786,328
Common stock issued for property acquisitions, Shares			2,929,167
Common stock issued in connection with financing property acquisitions	5,249,625		125	5,249,500
Common stock issued in connection with financing property acquisitions, Shares			1,250,000
Common stock issued for cash	14,924,540		398	14,924,142
Common stock issued for cash, Shares			3,978,789
Common stock issued for services	2,256,088		50	2,256,038
Common stock issued for services, Shares			502,216
Restricted stock issued to employees and directors	8,375,550		223	8,375,327
Restricted stock issued to employees and directors, Shares			2,235,797
Warrants exercised for cash	5,120,743		85	5,120,658
Warrants exercised for cash, Shares			853,500
Warrants issued for cash, services and fees	11,712,671			11,712,671
Common stock no longer subject to redemption	86,258	(86,258)	1	86,258
Common stock no longer subject to redemption, Shares		(10,625)	10,625
1:4 Reverse stock split	3,525			3,525
Net loss	(19,739,033)				(19,739,033)
Balance at Dec. 31, 2010	44,170,345	86,258	1,444	93,819,315	(49,650,414)
Balance, Shares at Dec. 31, 2010		10,625	14,453,593
Common stock issued for property acquisitions	10,895,893		228	10,895,665
Common stock issued for property acquisitions, Shares			2,269,543
Common stock issued for services	81,997		1	81,996
Common stock issued for services, Shares			10,000
Restricted stock issued to employees and directors	6,161,065		24	6,161,041
Restricted stock issued to employees and directors, Shares			238,750
Warrants exercised for cash	2,129,804		38	2,129,801
Warrants exercised for cash, Shares			375,333
Common stock no longer subject to redemption	86,255	(86,258)	1	86,254
Common stock no longer subject to redemption, Shares		(10,625)	10,625
Common stock issued in connection with interest payment of the financing	559,872		8	559,863
Common stock issued in connection with interest payment of the financing, Shares			78,982
Warrants issued for debt extension	1,611,832			1,611,797
1:4 Reverse stock split	387			387
Debt conversion expense	2,800,000			2,800,000
Net loss	(18,829,224)				(18,829,224)
Balance at Dec. 31, 2011	$ 49,668,225		$ 1,744	$ 118,146,119	$ (68,479,638)
Balance, Shares at Dec. 31, 2011			17,436,825

Consolidated Statements of Cash Flows (USD $)	9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010
Cash flows provided by (used in) operating activities:
Net loss	$ (12,777,299)	$ (11,533,686)	$ (29,911,381)	$ (18,829,224)	$ (19,739,033)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Amortization of stock issued for services	707,504	373,234
Share based compensation	1,066,154	5,592,638	884,778	6,566,152	8,701,263
Impairment of evaluated properties	3,274,718			2,821,176
Change in fair value of commodity price derivatives	(445,609)	(398,840)		(549,434)	398,840
Change in fair value of convertible debentures conversion derivative	(700,000)	(1,587,699)		(3,821,792)
Amortization of deferred financing costs, issuance of stock for convertible debentures interest, and accretion of debt discount	3,843,457	3,701,373		4,446,911	3,989,649
Depreciation, depletion, amortization and accretion	2,897,156	3,194,301		4,347,117	5,036,648
Impairment of equipment			2,750,000
Debt inducement and warrant modification expense				2,800,000	2,953,450
Common stock issued for convertible note interest				559,873
Bad debt expense					400,000
Fair value of warrants issued			3,329,106
Non-cash restructuring costs			17,500,000
Loss on aborted property acquisitions			5,075,000
Compensation expense recognized for assignment of overrides					1,578,080
Changes in operating assets and liabilities:
Accounts receivable	(433,567)	(891,076)	(100,000)	73,940	(757,554)
Other assets	(21,294)	(19,674)	15,627	39,451	(34,066)
Accounts payable and other accruals	(867,353)	2,428,101	96,507	757,207	2,361,082
Restricted cash	(17,453)	144,001	(20,876)	218,376	(1,129,665)
Related party payable	(16,475)	15,067
Accrued expenses	742,982	297,330
Net cash provided by (used in) operating activities	(2,747,079)	1,315,070	(381,239)	(570,247)	3,758,694
Cash flows used in investing activities:
Acquisition of undeveloped properties	(436,023)	(9,033,007)		(9,433,073)	(18,560,412)
Sale of unevaluated properties	1,443,852		1,500,000	3,000,000	2,000,000
Investment in operating bonds	(184)	(160)	(109,891)	(348)	(75,675)
Drilling capital expenditures	(4,278,785)	(6,876,232)		(7,017,523)	(4,637,111)
Additions of office equipment	(2,928)	(40,648)	(750,470)	(83,727)	(55,767)
Additions of evaluated properties and equipment (net of purchase price adjustment)					(25,580,793)
Sale of drilling rigs					100,000
Proceeds from hedge settlement				226,203
Net cash used in investing activities	(3,274,068)	(15,950,047)	639,639	(13,308,468)	(46,809,758)
Cash flows provided by (used in) financing activities:
Proceeds from sale of common stock, units and exercise of warrants		2,129,801	500,000	2,129,870	28,132,727
Net change in debts	(988,299)	(377,498)		(483,774)	(8,061,319)
Proceeds from debt	5,000,000	8,000,000		9,411,597	28,500,000
Common stock reacquired in attempted Church acquisition			(750,000)
Common stock issuable			100,000		(100,000)
Net cash provided by (used in) financing activities	4,011,701	9,752,303	(150,000)	11,057,693	48,471,408
Change in cash and cash equivalents	(2,009,446)	(4,882,674)	108,400	(2,821,023)	5,420,344
Cash and cash equivalents, beginning of period	2,707,722	5,528,744		5,528,744	108,400
Cash and cash equivalents, end of period	698,276	646,070	108,400	2,707,722	5,528,744
Supplemental disclosure of non-cash investing and financing activities:
Cash paid for interest				3,201,312	2,655,131
Cash paid for income taxes
Non-cash transactions:
Purchase of rigs for note payable			3,250,000
Sale of property for receivable				1,443,852
Debt issuance cost				400,000
Purchase of properties for common stock			8,025,000	10,895,893	15,787,500
Stock and warrants issued for deferred financing costs				1,611,832	6,867,735
Stock and warrants issued for prepaid financial advisory fees					1,234,510
Stock and warrants issued for prepaid financial office rent				81,997
Default on note in property acquisition			(2,200,000)
Property additions for asset retirement obligation				61,469	479,238
Stock issued for payment on long-term debt				$ 559,872

Organization	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Organization [Abstract]
ORGANIZATION

NOTE 1 – ORGANIZATION

Recovery Energy, Inc. (“Recovery”, “ours”, “us” or the “Company”), a Nevada corporation, is an independent oil and gas company engaged in the exploration, development and production of crude oil and natural gas.  The Company has focused on the Denver-Julesburg Basin (“DJ Basin”) where it holds 126,000 net acres located in Wyoming, Colorado, and Nebraska.

NOTE 1 – ORGANIZATION

On September 21, 2009, Universal Holdings, Inc. (“Universal”), a Nevada corporation, completed the acquisition of Coronado Acquisitions, LLC (“Coronado”). Under the terms of the acquisition, Coronado was merged into Universal. On October 12, 2009, Universal changed its name to Recovery Energy, Inc. (“Recovery”, “Recovery Energy”, “we”, “our”, and the “Company”). The Agreement was accounted for as a reverse acquisition with Coronado being treated as the acquirer for accounting purposes. Accordingly, the financial statements of Coronado have been adopted as the historical financial statements of Recovery.

The Company is an independent oil and gas exploration and production company focused on the Denver-Julesburg Basin (“DJ Basin”) where it holds 130,000 net acres.  Recovery drills for, operates and produces oil and natural gas wells through the Company’s land holdings located in Wyoming, Colorado, and Nebraska.

All common stock share information is retroactively adjusted for the effect of a 4:1 reverse stock split that was effective October 19, 2011.

Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying unaudited interim consolidated financial statements were prepared by Recovery in accordance with generally accepted accounting principles (“GAAP”) in the United States applicable to interim financial statements and reflect all normal recurring adjustments which are, in the opinion of management, necessary to provide a fair statement of the results of operations and financial position for the interim periods.  The results of operations for the interim periods are not necessarily indicative of the results to be expected for the full fiscal year.  Such financial statements conform to the presentation reflected in the Company's Annual Report on Form 10-K/A filed with the Securities and Exchange Commission (the "SEC") for the year ended December 31, 2011.  The current interim period reported herein should be read in conjunction with the financial statements and summary of significant accounting policies and notes included in the Company's Annual Report on Form 10-K/A.

All common stock share information is retroactively adjusted for the effect of a 4:1 reverse stock split that was effective October 19, 2011.

Reclassification

Certain amounts in the December 31, 2011 consolidated financial statements have been reclassified to conform to the September 30, 2012 consolidated financial statement presentation.  Such reclassifications had no effect on net income.

Principles of Consolidation

The accompanying consolidated financial statements include Recovery Energy, Inc. and its wholly−owned subsidiaries Recovery Oil and Gas, LLC, and Recovery Energy Services, LLC.  All intercompany accounts and transactions have been eliminated in consolidation.  Both subsidiaries were inactive and were dissolved in the fourth quarter of 2011.

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of oil and gas reserves, assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  We evaluate our estimates on an ongoing basis and base our estimates on historical experience and on various other assumptions we believe to be reasonable under the circumstances.  Although actual results may differ from these estimates under different assumptions or conditions, we believe that our estimates are reasonable.  Our most significant financial estimates are associated with our estimated proved oil and gas reserves as well as valuation of common stock used in issuances of common stock, warrants and the valuation of the conversion rights related to the convertible debentures payable.

Liquidity

Cash used in operating activities during the nine months ended September 30, 2012 was $2.75 million; this use of cash, coupled with the cash used in investing activities, exceeded cash provided by financing activities by $2.0 million, and resulted in a corresponding decrease in cash.  This net use of cash also substantially contributed to a $2.20 million decrease in working capital as of September 30, 2012 as compared to working capital as of December 31, 2011.

In the immediate term, the Company expects that additional capital will be required to fund its remaining capital budget for 2012, partially to fund some of its ongoing overhead, and to provide additional capital to generally improve its working capital position.  In March 2012, the Company secured commitments to fund up to $5.0 million of additional convertible debentures, all of which had been funded as of September 30, 2012.  (See Note 7—Loan Agreements.)

Pursuant to our credit agreements with Hexagon, LLC (“Hexagon”), a substantial portion of our monthly net revenues from our producing properties is required to be used for debt and interest payments.  In addition, our debt instruments contain provisions that, absent consent of the lenders, may restrict our ability to raise additional capital.  Also, the Hexagon debt is currently due on December 31, 2013, and will need to be extended or retired prior to that date.

The Company will continue to pursue alternatives to address its working capital position and capital structure and to provide funding for the balance of its planned 2012 expenditures.

Oil and Gas Producing Activities

The Company follows the full cost method of accounting for oil and gas operations whereby all costs related to the exploration, development and acquisition of oil and natural gas reserves are capitalized.  Such costs include land acquisition costs, geological and geophysical expenses, carrying charges on non-producing properties, costs of drilling, developing and completing productive wells and/or plugging and abandoning non-productive wells, and any other costs directly related to acquisition and exploration activities.  Proceeds from property sales are generally applied as a credit against capitalized exploration and development costs, with no gain or loss recognized, unless such a sale would significantly alter the relationship between capitalized costs and the proved reserves attributable to these costs.  A significant alteration would typically involve a sale of 25% or more of proved reserves.

Depletion of exploration and development costs and depreciation of production equipment is computed using the units-of-production method based upon estimated proved oil and gas reserves.  Costs included in the depletion base to be amortized include (a) all proved capitalized costs including capitalized asset retirement costs net of estimated salvage values, less accumulated depletion, (b) estimated future development cost to be incurred in developing proved reserves; and (c) estimated dismantlement and abandonment costs, net of estimated salvage values, that are not otherwise included in capitalized costs.

The costs of unevaluated properties are withheld from the depletion base until it is determined whether or not proved reserves can be assigned to the properties.  The properties are reviewed quarterly for impairment.  When proved reserves are assigned to such properties or one or more specific properties are deemed to be impaired, the cost of such properties or the amount of the impairment is added to full cost pool which is subject to depletion calculations.

Under the full cost method of accounting, capitalized oil and gas property costs less accumulated depletion and net of deferred income taxes may not exceed an amount equal to sum of i.) the present value, discounted at 10%, of estimated future net revenues from proved oil and gas reserves, plus ii.) the cost of unproved properties not subject to amortization (without regard to estimates of fair value), or estimated fair value, if lower, of unproved properties that are not subject to amortization.  Should capitalized costs exceed this ceiling, an impairment expense is recognized.

The present value of estimated future net revenues was computed by applying a twelve month average of the first day of the month price of oil and gas to estimated future production of proved oil and gas reserves as of period-end, less estimated future expenditures to be incurred in developing and producing the proved reserves (assuming the continuation of existing economic conditions), less any applicable future taxes.

The Company recognized impairment charges of $3.27 million during the nine months ended September 30, 2012.

Wells in Progress

Wells in progress represent wells that are currently in the process of being drilled or completed or otherwise under evaluation as to their potential to produce oil and gas reserves in commercial quantities.  Such wells continue to be classified as wells in progress and withheld from the depletion calculation and the ceiling test until such time as either proved reserves can be assigned, or the wells are otherwise abandoned.  Upon either the assignment of proved reserves or abandonment, the costs for these wells are then transferred to the full cost pool and become subject to both depletion and the ceiling test calculations.  During the nine months ended September 30, 2012, the Company transferred $4.98 million of costs from wells in progress in to the full cost pool.

Loss per Common Share

Earnings (losses) per share are computed based on the weighted average number of common shares outstanding during the period presented. Diluted earnings (losses)  per share are computed using the weighted-average number of common shares outstanding plus the number of common shares that would be issued assuming exercise or conversion of all potentially dilutive common shares.  Potentially dilutive securities, such as conversion derivatives and stock purchase warrants, are excluded from the calculation when their effect would be anti-dilutive.  As of September 30, 2012, a total of 6,238,900 and 3,152,941, respectively of outstanding warrants and derivative shares related to convertible debentures payable have been excluded from the diluted share calculations as they were anti-dilutive as a result of net losses incurred.  Accordingly, basic shares equal diluted shares for all periods presented.

Recent Accounting Pronouncements

The Company evaluates the pronouncements of various authoritative accounting organizations to determine the impact of new GAAP pronouncements and the impact on the Company.

In December 2011, the Financial Accounting Standard Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-11, Balance Sheet (Topic 210):  Disclosures about Offsetting Assets and Liabilities.  This ASU requires the Company to disclose both net and gross information about assets and liabilities that have been offset, if any, and the related arrangements. The disclosures under this new guidance are required to be provided retrospectively for all comparative periods presented. The Company is required to implement this guidance effective for the first quarter of fiscal 2014 and does not expect the adoption of ASU 2011-11 to have a material impact on its financial statements.

Various other accounting standards updates recently issued, most of which represented technical corrections to the accounting literature or were applicable to specific industries, are not expected to a have a material impact on the Company's financial position, results of operations or cash flows.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation and Principles of Consolidation

The financial statements included herein were prepared from the records of the Company in accordance with generally accepted accounting principles in the United States ("GAAP") and reflect all normal recurring adjustments which are, in the opinion of management, necessary to provide a fair statement of the results of operations and financial position for the interim periods.

Certain amounts in the December 31, 2010 consolidated financial statements have been reclassified to conform to the December 31, 2011 consolidated financial statement presentation. Such reclassifications had no effect on net income.

Use of Estimates in the Preparation of Financial Statements

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of oil and gas reserves, assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. On an ongoing basis, management evaluates its estimates based on historical experience and on various other factors that the Company believes to be reasonable under the circumstances. Actual results could differ from those estimates.

Our most significant financial estimates are associated with our estimated proved oil and gas reserves as well as valuation of common stock used in various issuances of common stock, options and warrants. Significant financial estimates are also required for the analysis of impairment of oil and gas properties.

Principle of Consolidation

The accompanying consolidated financial statements include Recovery Energy, Inc. and its wholly−owned subsidiaries Recovery Oil and Gas, LLC, and Recovery Energy Services, LLC. All intercompany accounts and transactions have been eliminated in consolidation.  Both subsidiaries were inactive and were dissolved in the 4th quarter of 2011.

Liquidity

Cash used in operating activities during the year ended December 31, 2011 was $.6 million and cash used in investing activities exceeded cash provided by financing activities by approximately $2.2 million. This net cash use contributed to a substantial decrease in our net working capital as of December 31, 2011.  Expenditures subsequent to December 31, 2011 have continued to exceed cash receipts, causing a further reduction of the Company’s working capital position.

In the immediate term, the Company expects that additional capital will be required to fund its capital budget for 2012, partially to fund some of its ongoing overhead, and to provide additional capital to generally improve its working capital position. We anticipate that these capital requirements will be funded by a combination of capital raising activities, including the selling of additional debt and/or equity securities and the selling of certain assets. If we are not successful in obtaining sufficient cash sources to fund the aforementioned capital requirements, we may be required to curtail our expenditures, restructure our operations, sell assets on terms which may not be deemed favorable and/or curtail other aspects of our operations, including deferring portions of our 2012 capital budget.

Pursuant to our credit agreements with Hexagon, a substantial portion of our monthly net revenues derived from our producing properties is required to be used for debt and interest payments.  In addition, our debt instruments contain provisions that, absent consent of the Lenders, may restrict our ability to raise additional capital.

Since inception, the Company raised approximately $72 million in cash generally through private placements of debt and equity securities. In December 2011, the Company sold certain undeveloped acreage for total proceeds of $4.5 million.  During 2011, Hexagon agreed to temporarily suspend for five months the requirement to remit monthly net revenues of approximately $2,000,000 in the aggregate as payment on the Hexagon debt. In November 2011, Hexagon extended the maturity date of their notes to January 1, 2013, and also advanced an additional $309,000 to the Company. The Company repaid the $309,000 advance in February 2012.  In March 2012, Hexagon extended the maturity date of their notes to June 30, 2013, and in connection therewith, the Company agreed to make minimum note payments of $325,000, effective immediately.  The Company will continue to pursue alternatives to shore up its working capital position and to provide funding for its planned 2012 expenditures.

Cash and Cash Equivalents

Cash and cash equivalents include cash in banks and highly liquid debt securities which have original maturities of 90 days or less at the purchase date.

Restricted Cash

Restricted cash consists of severance and ad valorem tax proceeds which are payable to various tax authorities and amounts restricted pursuant to our loan agreements.

Accounts Receivable

The Company records estimated oil and gas revenue receivable from third parties at its net revenue interest. The Company also reflects costs incurred on behalf of joint interest partners in accounts receivable. Management periodically reviews accounts receivable amounts for collectability and records its allowance for uncollectible receivables under the specific identification method. The Company did not record any allowance for uncollectible receivables for years ended December 31, 2011or December 31, 2010.  Receivables which derive from sales of certain oil and gas production are collateral for our Loan Agreements (see Note 7).

During the year ended December 31, 2010, the Company wrote off a note receivable for $400,000 as a bad debt expense (see Note 13). During the year ended December 31, 2011 and period ended December 31, 2009, no receivable amounts were written off to bad debt expense.

Assets Held For Sale

Assets held for sale are recorded at the lower of cost or estimated net realizable value. As of December 31, 2011 and 2010, the Company did not have any assets held for sale.

Concentration of Credit Risk

The Company's cash, cash equivalents and short-term investments are invested at major financial institutions primarily within the United States. At December 31, 2011 and December 2010, the Company’s cash and cash equivalents were maintained in accounts that are insured up to the limit determined by the federal governmental agency. The Company may at times have balances in excess of the federally insured limits.

The Company's receivables are comprised of oil and gas revenue receivables and joint interest billings receivable. The amounts are due from a limited number of entities. Therefore, the collectability is dependent upon the general economic conditions of the few purchasers and joint interest owners. The receivables are not collateralized. However, to date the Company has had minimal bad debts.

Significant Customers

During the year ended December 31, 2011 and December 31, 2010, approximately 76% and 64%, respectively, of the Company's revenue sold to one customer, Shell Trading (US). However, the Company does not believe that the loss of a single purchaser, including Shell Trading (US), would materially affect the Company's business because there are numerous other purchasers in the area in which the Company sells its production.

Oil and Gas Producing Activities

The Company follows the full cost method of accounting for oil and gas operations whereby all costs related to the exploration, development and acquisition of oil and natural gas reserves are capitalized. Such costs include land acquisition costs, geological and geophysical expenses, carrying charges on non-producing properties, costs of drilling, developing and completing productive wells and/or plugging and abandoning non-productive wells, and any other costs directly related to acquisition and exploration activities. Proceeds from property sales are generally applied as a credit against capitalized exploration and development costs, with no gain or loss recognized, unless such a sale would significantly alter the relationship between capitalized costs and the proved reserves attributable to these costs. A significant alteration would typically involve a sale of 25% or more of proved reserves.

Depletion of exploration and development costs and depreciation of production equipment is computed using the units-of-production method based upon estimated proved oil and gas reserves. Costs included in the depletion base to be amortized include (a) all proved capitalized costs including capitalized asset retirement costs net of estimated salvage values, less accumulated depletion, (b) estimated future development cost to be incurred in developing proved reserves, and (c) estimated dismantlement and abandonment costs, net of estimated salvage values, that are not otherwise included in capitalized costs.

Under the full cost method of accounting, capitalized oil and gas property costs less accumulated depletion and net of deferred income taxes may not exceed an amount equal to sum of i.) the present value, discounted at 10%, of estimated future net revenues from proved oil and gas reserves, plus ii.) the cost of unproved properties not subject to amortization (without regard to estimates of fair value), or estimated fair value, if lower, of unproved properties that are not subject to amortization. Should capitalized costs exceed this ceiling, an impairment expense is recognized.  As of December 31, 2011, the Company recognized an impairment of $2,821,176. During the year ended December 31, 2010 and period ended December 31, 2009, no impairment charges were recognized.

The present value of estimated future net revenues was computed by applying a twelve month average of the first day of the month price of oil and gas to estimated future production of proved oil and gas reserves as of period-end, less estimated future expenditures to be incurred in developing and producing the proved reserves (assuming the continuation of existing economic conditions), less any applicable future taxes.

Unproved Properties

The costs of unproved properties are withheld from the depletion base until it is determined whether or not proved reserves can be assigned to the properties. The properties are reviewed quarterly for impairment. When proved reserves are assigned to such properties or one or more specific properties are deemed to be impaired, the cost of such properties or the amount of the impairment is added to costs subject to depletion calculations. During the year ended December 31, 2011, the Company impaired $3,861,875 of unproved property value.  During the years ending December 31, 2010 and December 31, 2009, no impairment was recorded.

Wells in Progress

Wells in progress represent wells that are currently in the process of being drilled or completed or otherwise under evaluation as to their potential to produce oil and gas reserves in commercial quantities. Such wells continue to be classified as wells in progress and withheld from the depletion calculation and the ceiling test until such time as either proved reserves can be assigned, or the wells are otherwise abandoned. Upon either the assignment of proved reserves or abandonment, the costs for these wells are then transferred to exploration and development costs and become subject to both depletion and the ceiling test calculations in future periods. At December 31, 2011, the Company had two wells in progress, both of which have been drilled and completed and are pending evaluation as to their potential to produce commercial quantities of oil and gas reserves.

Deferred Financing Costs

 As of December 31, 2011 and December 31, 2010, the Company recorded unamortized deferred financing costs of approximately $2.3 million and $3.2 million, respectively, related to the closing of its loans and credit agreements (see Note 7). Deferred financing costs include origination (warrants issued and overriding royalty interests assigned to our lender), legal and engineering fees incurred in connection with the Company's credit facility, which are being amortized over the term of the credit facility. The Company recorded amortization expense of approximately $5.0 million and $4.0 million, respectively, in the years ended December 31, 2011 and December 31, 2010.

Prepaid Advisory Fees

The Company accounts for prepaid advisory services with the total consideration amortized over the underlying service agreement period. As of December 31, 2011 and 2010 prepaid financial advisory fees were approximately $574,000 and $979,000, respectively.  The prepaid fees were paid with non-cash consideration (shares of our common stock and warrants exercisable for shares of our common stock issued to our financial advisors) initially issued in 2010 in the amount of $1,234,000.  This amount is being amortized over the term of the underlying agreement. The Company amortized $405,000 and $247,000, respectively of prepaid fees during the years ended December 31, 2011 and December 31, 2010.

The following schedule details the future expense of the prepaid advisory fees.

2012	$405,289
2013	168,871
Total	$574,160

Property and Equipment

Property and equipment (other than the full cost pool) are stated at cost. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets. The estimated useful lives of property and equipment range from one to 7 years. The Company recorded $34,000 and $5,000 of depreciation for the years ended December 31, 2011 and December 31, 2010, respectively.

Impairment of Long-lived Assets

The Company accounts for long-lived assets (other than the full cost pool), which include property and equipment, prepaid advisory fees, and identifiable intangible assets with finite useful lives (subject to amortization, depletion, and depreciation), whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability is measured by comparing the carrying amount of an asset to the expected undiscounted future net cash flows generated by the asset. If it is determined that the asset may not be recoverable, and if the carrying amount of an asset exceeds its estimated fair value, an impairment charge is recognized to the extent of the difference.

For the period ended December 31, 2009, the Company recorded impairment expense of $2,750,000 related to the two medium depth drilling rigs. As of December 31, 2011 and 2010, no impairment has been recorded for long lived assets other than the impairment of its capitalized oil and gas property costs during 2011 as discussed above.

Fair Value of Financial Instruments

As of December 31, 2011 and 2010, the carrying value of cash and cash equivalents, short-term investments, accounts receivable, accounts payable, accrued expenses, interest payable and customer deposits approximates fair value due to the short-term nature of such items. The carrying value of other long-term liabilities approximates fair value as the related interest rates approximate rates currently available to Recovery Energy, certain other assets and liabilities are measured at fair value as discussed in Note 6.

Commodity Derivative Instrument

The Company utilizes swaps to reduce the effect of price changes on a portion of our future oil production. On a monthly basis, a swap requires us to pay the counterparty if the settlement price exceeds the strike price and the same counterparty is required to pay us if the settlement price is less than the strike price. The objective of the Company's use of derivative financial instruments is to achieve more predictable cash flows in an environment of volatile oil and gas prices and to manage its exposure to commodity price risk. While the use of these derivative instruments limits the downside risk of adverse price movements, such use may also limit the Company's ability to benefit from favorable price movements. The Company may, from time to time, add incremental derivative contracts to hedge additional production, restructure existing derivative contracts or enter into new transactions to modify the terms of current contracts in order to realize the current value of the Company's existing positions (see Note 5).

The use of derivatives involves the risk that the counterparties to such instruments will be unable to meet the financial terms of such contracts. The Company's derivative contracts are currently with one counterparty. The Company has netting arrangements with the counterparty that provide for the offset of payables against receivables from separate derivative arrangements with the counterparty in the event of contract termination. The derivative contracts may be terminated by a non-defaulting party in the event of default by one of the parties to the agreement (see Note 5).

Revenue Recognition

The Company recognizes oil and gas revenues from its interests in producing wells when production is delivered to, and title has transferred to, the purchaser and to the extent the selling price is reasonably determinable.

Asset Retirement Obligation

The Company incurs retirement obligations for certain assets at the time they are placed in service. The fair values of these obligations are recorded as liabilities on a discounted basis. The costs associated with these liabilities are capitalized as part of the related assets and depreciated. Over time, the liabilities are accreted for the change in their present value.

For purposes of depletion calculations, the Company also includes estimated dismantlement and abandonment costs, net of salvage values, associated with future development activities that have not yet been capitalized as asset retirement obligations.

Asset retirement obligations incurred are classified as Level 3 (unobservable inputs) fair value measurements. The asset retirement liability is allocated to operating expense using a systematic and rational method. As of December 31, 2011 and 2010, the Company recorded a net asset of $592,150 and $540,707 and a related liability of $612,874 and $507,280 (see Note 6).

The information below reconciles the value of the asset retirement obligation for the periods presented:

	For the years ended December 31,
	2011	2010
Balance, beginning of period	$507,280	-
Liabilities incurred	61,469	478,208
Accretion expense	44,125	28,042
Change in estimate	-	1,030
Balance, end of period	$612,874	$507,280

Share Based Compensation

The Company measures the fair value of share-based compensation expense awards made to employees and directors, including stock options, restricted stock and employee stock purchases related to employee stock purchase plans, on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense ratably over the requisite service periods. The measurement of share-based compensation expense is based on several criteria, including but not limited to the valuation model used and associated input factors, such as expected term of the award, stock price volatility, risk free interest rate, dividend rate and award cancellation rate. These inputs are subjective and are determined using management’s judgment. If differences arise between the assumptions used in determining share-based compensation expense and the actual factors, which become known over time, Recovery may change the input factors used in determining future share-based compensation expense.

Recovery accounts for option grants to non-employees whereby the fair value of such options is determined using the Black-Scholes option pricing model at the earlier of the date at which the non-employee’s performance is complete or a performance commitment is reached (Note 12).

Warrant Modification Expense

The Company accounts for the modification of warrants as an exchange of the old award for a new award. The incremental value is measured as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before modification, and is either expensed as a period expense or amortized over the performance or vesting date. We estimate the incremental value of each warrant using the Black-Scholes option pricing model. The Black-Scholes model is highly complex and dependent on key estimates by management. The estimate with the greatest degree of subjective judgment is the estimated volatility of our stock price (Note 12).

Loss per Common Share

Basic earnings (loss) per share is based on the weighted average number of common shares outstanding during the period presented.  In addition to common shares outstanding, diluted loss per share is computed using the weighted-average number of common shares outstanding plus the number of common shares that would be issued assuming exercise or conversion of all potentially dilutive common shares. Potentially dilutive securities, such as stock grants and stock purchase warrants, are excluded from the calculation when their effect would be anti-dilutive. For the years ended December 31, 2011 and December 31, 2010, outstanding warrants and derivatives of 5,638,900 and 5,764,233, respectively, have been excluded from the diluted share calculations as they were anti-dilutive as a result of net losses incurred. Accordingly, basic shares equal diluted shares for all periods presented. On October 16, 2011, the Company affected a 4:1 reverse stock split.

Income Taxes

For tax reporting, the Company continues to file its tax returns on an April 30 year end, which is the legal tax year end of its predecessor.

The Company uses the asset liability method in accounting for income taxes. Deferred tax assets and liabilities are recognized for temporary differences between financial statement carrying amounts and the tax bases of assets and liabilities, and are measured using the tax rates expected to be in effect when the differences reverse. Deferred tax assets are also recognized for operating loss and tax credit carry forwards. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is used to reduce deferred tax assets when uncertainty exists regarding their realization.

We recognize tax benefits only for tax positions that are more likely than not to be sustained upon examination by tax authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50 percent likely to be realized upon settlement.  A liability for “unrecognized tax benefits” is recorded for any tax benefits claimed in our tax returns that do not meet these recognition and measurement standards.  As of December 31, 2011, the Company has determined that no liability is required to be recognized.

Our policy is to recognize any interest and penalties related to unrecognized tax benefits in income tax expense. However, we did not accrue interest or penalties at December 31, 2011 and December 31, 2010, because the jurisdiction in which we have unrecognized tax benefits does not currently impose interest on underpayments of tax and we believe that we are below the minimum statutory threshold for imposition of penalties. We do not expect that the total amount of unrecognized tax benefits will significantly increase or decrease during the next 12 months. The earliest years remaining subject to examination are April 30, 2010 and 2009.

Recently Issued Accounting Pronouncements

The Company did not adopt any new authoritative guidance for the year ended December 31, 2011 that had a material impact on its financial statements.

Oil and Gas Properties	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Oil and Gas Properties [Abstract]
OIL AND GAS PROPERTIES

NOTE 3 – OIL AND GAS PROPERTIES

The Company did not complete any major purchases of undeveloped or producing oil and gas properties during the nine and three months ended September 30, 2012.

Effective December 31, 2011, the Company sold 2,838 net acres of undeveloped leases for consideration of approximately $4.5 million.  An initial closing occurred on December 31, 2011, resulting in the Company receiving a cash payment on that date of $3.1 million.  The final closing of this transaction occurred during the three months ended March 31, 2012, at which time the Company received additional net proceeds, after deductions of all closing expenses, of $1.4 million.

NOTE 3 – OIL AND GAS PROPERTIES & OIL AND GAS PROPERTIES ACQUISITIONS AND DIVESTITURES

DJ Basin Properties Acquisitions – Accounted for as a Business Combination

During the fourth quarter of 2009, the Company pursued a number of acquisition opportunities.  The Company entered into two purchase and sale agreements with Edward Mike Davis, LLC and affiliates (“Davis”) for the purchase of multiple oil and gas properties.  The Company was not successful in fulfilling the requirements under the purchase and sale agreements and forfeited 1,450,000 shares of our common stock with an estimated fair value of $5,075,000.

In January 2010, the Company acquired the Wilke Field from Davis for $4,500,000.   The Company simultaneously entered into a credit agreement with Hexagon to finance 100% of the purchase of the Wilke Field properties.  Hexagon received 1,000,000 shares of the Company's common stock in connection with the financing.  The Company recorded $2.25 million in deferred financing costs related to the shares issued in conjunction with the loan (see Note 7).

In March 2010, the Company acquired the Albin Field properties from Davis for $6,000,000 and 550,000 shares of common stock with an estimated fair value of $412,500. The Company simultaneously entered into a loan agreement with Hexagon to finance 100% of the cash portion of the purchase price.  The Company recorded approximately $737,822 in deferred financing costs related to 750,000 shares of the Company’s common stock and a one-half percent overriding royalty in the leases and wells in connection with the financing from Hexagon (see Note 7).

In April 2010, the Company acquired the State Line Field properties from Davis for $15,000,000 and 2,500,000 shares of common stock with an approximate fair value of $1,875,000. The Company simultaneously entered into a loan agreement with Hexagon to finance 100% of the cash portion of the purchase price. The Company recorded approximately $2,780,775 in deferred financing costs related to 3,250,000 shares of the Company’s common stock, 2,000,000 warrants to acquire the Company’s common stock at $2.50 per share and a one percent overriding royalty interest in connection with the financing from Hexagon (see Note 7).

All three of the acquisitions above were recorded at their fair values as of the acquisition date. The following table summarizes the fair values of assets acquired and liabilities assumed for each acquisition as of the related acquisition date:

	Wilke Field	Albin Field	State Line Field
Consideration given:
Cash payment funded by debt	$4,500,000	$6,000,000	$15,000,000
Stock	-	412,500	1,875,000
Total consideration attributable to allocation	$4,500,000	$6,412,500	$16,875,000

Allocation of purchase price:

Proved oil and gas properties	$4,418,267	$4,675,099	$15,529,268
Unproved oil and gas properties	83,200	1,791,619	1,070,975

Total fair value of oil and gas properties acquired	4,501,467	6,466,718	16,600,243
Oil and gas revenue receivable	195,594	-	-

Total assets	4,697,061	6,466,718	16,600,243

Accounts payable	-	-	(52,147)
Asset retirement obligation	(197,061)	(54,218)	(149,151)

Total liabilities acquired	(197,061)	(54,218)	(201,298)

Net assets acquired	$4,500,000	$6,412,500	$16,398,945

Supplemental information:
Value attributable to ORRI paid to lender	$-	$(175,322)	$(158,685)
Value attributable to ORRI awarded to management	$(125,220)	$(701,290)	$(317,370)

The following unaudited supplemental pro forma information presents the results of operations for the years ended December 31, 2010 and 2009, as if the Wilke, Albin, and State Line acquisitions had occurred as of the earliest period presented, January 1, 2009. These unaudited pro forma results of operations are based on the historical financial statements and related notes of the Company, and the related historical audited statements of revenue and direct expenses for the Wilke, Albin and State Line acquisitions included in the related filings on Form 8-K. These pro forma results of operations contain adjustments to depreciation, depletion and amortization for the effects of purchase price allocation, and to interest expense and amortization of deferred financing costs related to financing the acquisitions. The pro forma results are presented for informational purposes only and are not necessarily indicative of what actually would have occurred if the acquisitions had been completed as of the beginning of the period, nor are they necessarily indicative of future results.

	For the Year Ended December 31,
	2010	2009
	(Unaudited)	(Unaudited)
Operating revenues	$12,941,108	$6,070,500

Operating loss	$(10,599,304)	$(29,001,745)

Net loss	$(19,063,015)	$(33,489,536)

Pro forma loss per common share:
Basic and diluted	$(2.08)	$(12.92)

Also in May 2010, the Company acquired additional undeveloped leasehold acreage and certain overriding royalty interests on existing Company owned acreage and wells in the DJ Basin from Davis for 2,000,000 shares of common stock valued at $1,500,000 and a cash payment of $20 million.

In August 2010, the Company farmed into approximately 240 net acres in exchange for carrying Davis, the lease owner, for a 26% working interest in one well, which has been drilled. The Company also farmed into approximately 533 net acres in the state of Nebraska in exchange for carrying Davis, the lease owner, for a 33% working interest in one well which has been drilled.

In November 2010, the Company purchased certain oil and gas interests of approximately 33,800 net acres located in Laramie County and Goshen County, Wyoming, and Banner County, Kimball County, and Scotts Bluff County, Nebraska from Davis. Additionally, the Company acquired rights below the base of the Greenhorn on approximately 23,000 net acres in Laramie County and Goshen County, Wyoming, and Banner County and Kimball County, Nebraska.  The Company issued 6,666,667 shares of our common stock to acquire the property with an estimated fair value of approximately $12,000,000.

In December 2010, the Company entered into an acquisition and development agreement with TRW Exploration, LLC (a related party, see note 9) whereby TRW paid $2,000,000 for the purchases of an interest in approximately 2,000 net undeveloped acres and also agreed to carry the Company’s 40% interest in two horizontal wells to be drilled on lands defined by the agreement. TRW subsequently funded the drilling and completion costs of two horizontal wells on the lands covered by the leases, at a total cost of approximately $7 million. This agreement was terminated in December, 2011 and TRW sold back its interest in the wells along with all of its rights to the undeveloped acreage, in consideration for the issuance by the Company of 1,500,000 shares of unregistered common stock valued at $4,875,000. Additional amounts were incurred in drilling the wells and were paid by the Company. The Company allocated $2 million of this purchase price to the undeveloped leases, and the remainder to the purchase of the two wells.

The two wells are in progress and currently being evaluated as to their potential to establish commercial production of oil and gas. These wells are carried as wells in progress as of December 31, 2011 at a total cost of $6.4 million.

In February 2011, the Company purchased undeveloped oil and gas leases from various private individuals for $1,253,780 in cash and $653,449 in stock in the Grover Field and surrounding area in Weld County, Colorado, and Goshen County, Wyoming.

In March 2011, the Company purchased undeveloped oil and gas interests located in Laramie County, Wyoming. The purchase price was $6,469,552 cash and shares of common stock valued at $5,798,546 in stock. The Company also closed on two acquisitions of undeveloped oil and gas leases from various private individuals for a combined $551,519 in cash in Goshen County, Wyoming.

DJ Basin Properties Divestitures

Effective December 31, 2011 the Company sold 2,838 net acres of undeveloped leases for consideration of approximately $4.5 million.  A gain of $1.8 million related to the sale of this acreage was applied as a credit to the carrying costs of evaluated oil and gas properties.

Depreciation, depletion and amortization (“DD&A”) expenses related to the proved properties were  approximately $4,274,215 and $5,036,000 for the years ended December 31, 2011 and December 31, 2010, respectively. During the year ended December 31, 2011, the company impaired the carrying costs of its evaluated oil and gas properties by $2.8 million as a result of an excess of carrying costs above the applicable ceiling threshold. Prior to January 1, 2010, the Company did not own any oil and gas properties therefore we did not incur DD&A expense in 2009.

The following table sets forth a summary of oil and gas property costs (net of divestitures) not being amortized as of December 31, 2011:

As of December 31, 2011
Leasehold acquisitions
2010	$33,605,594
2011	12,091,887
Unevaluated properties	45,697,481

Wells in progress exploration 2011	6,425,509
Total	$52,122,990

The Company plans to evaluate exploration costs (wells-in progress) in 2012 and will likely develop, sell or reclassify to evaluated properties its inventory of unevaluated leasehold over the next three years.   Included in its inventory of unevaluated leases are certain undeveloped leases with an approximate carrying value of $11 million that are being held and extended by the conducting of continuous operations on the two wells in progress. If commercial production is not eventually established in one or both of the two wells in progress, some or all of these leases may expire, and require such cases to be reclassified to evaluated property and subject to the Company’s full cost lid calculation.

Wells in Progress	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Wells In Progress [Abstract]
SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION

NOTE 4 – WELLS IN PROGRESS

As of September 30, 2012, the Company has one well in progress that has been drilled, completed and is pending further evaluation as to its potential to ultimately produce commercial quantities of hydrocarbons.  This well is currently carried at a cost of $3.82 million.  The Company believes that this well should be ultimately capable of commercial production, but will need to invest additional capital to obtain this status.  However, should this well be ultimately plugged and abandoned, all capitalized costs would be transferred to the full cost pool.  Given the current status of the ceiling tests as of September 30, 2012, the current carrying costs would exceed the ceiling by the amount of $1.44 million, which would flow through the income statement as an expense if the well were assumed to be non-productive as of September 30, 2012.

Likewise, operations that are being conducted on this well are extending the primary terms of leases that comprise approximately 6,919 net acres and that are currently being carried at a cost of approximately $4.1 million.  Absent a successful completion of this well, the lease terms of some or all of these acres may expire, and the carrying costs of these leases would also be subject to the ceiling test.

NOTE 4 – WELLS IN PROGRESS

The following table reflects the net changes in capitalized additions to wells in progress during 2010 and 2009:

	For the Year Ended December 31,
	2011	2010
Beginning balance	$1,219,254	-
Additions to capital wells in progress costs	8,904,532	1,219,254
Reclassifications to proved properties	(3,698,563)	-

Ending balance	$6,425,509	$1,219,254

All wells in progress have been capitalized for less than one year.

Financial Instruments and Derivatives	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Financial Instruments and Derivatives [Abstract]
FINANCIAL INSTRUMENTS AND DERIVATIVES

NOTE 5 - FINANCIAL INSTRUMENTS AND DERIVATIVES

The Company periodically enters into various commodity derivative financial instruments intended to hedge against exposure to market fluctuations of oil prices.   As of September 30, 2012, the Company maintained an active commodity swap for 100 barrels per day through December 31, 2012 at a price of $96.25 per barrel, a swap for 100 barrels per day for the period of January 1, 2013 through June 30, 2013 at a price of $106.25 per barrel, and a swap for 100 barrels per day for the period of January 1, 2013 through December 31, 2013 at a price of $96.90.

The amounts of gains and losses recognized as a result of our derivative financial instruments were as follows:

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
Realized gain on commodity price derivatives	$37,341	$733,830	$49,729	$402,256
Unrealized gains (losses) on commodity price derivatives	$(130,000)	$-	$445,609	$222,788

Realized gains and losses occur as individual swaps mature and settle.  These gains and losses are recorded as income or expenses in the periods during which applicable contracts settle.  Swaps which are unsettled as of a balance sheet date are carried at fair market value, either as an asset or liability (See Note 6 — “Fair Value of Financial Instruments”).  Unrealized gains and losses result from mark-to-market changes in the fair value of these derivatives between balance sheet dates. On November 5, 2012, the company liquidated all of its price derivatives for proceeds of $0.60 million.

NOTE 5 - FINANCIAL INSTRUMENTS AND DERIVATIVES

Periodically, the Company enters into various commodity derivative financial instruments intended to hedge against exposure to market fluctuations of oil prices. During the year ended December 31, 2011, the Company terminated and settled certain future commodity swaps resulting in a realized gain of approximately $625,000.

As of December 31, 2011, the Company maintained an active commodity swap for 100 barrels per day through December 31, 2012, at a price of $96.25 per barrel.

The amount of gain (loss) recognized in income related to our derivative financial instruments was as follows:

	For the Year Ended December 31,
	2011	2010	2009(1)
Realized gain on oil price hedges	$625,043	$570,233	$-
Unrealized loss oil price hedges	$(75,609)	$(398,840)	$-

(1)	Prior to January 1, 2010, the Company did not enter any derivative financial instruments.

Unrealized gains and losses resulting from derivatives are recorded at fair value on the consolidated balance sheet and changes in fair value are recognized in the unrealized gain (loss) on hedge contracts line on the consolidated statement of operations. Realized gains and losses resulting from the contract settlement of derivatives are recorded in the realized gain (loss)  line on the consolidated statement of income. As of December 31, 2011, the Company recorded an unrealized loss on its only active swap of $75,609.

Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value Of Financial Instruments [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 6 - FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company measures fair value of its financial assets on a three-tier value hierarchy, which prioritizes the inputs, used in the valuation methodologies in measuring fair value:

●          Level 1 – Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
●          Level 2 – Other inputs that are directly or indirectly observable in the marketplace.
●          Level 3 – Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Company measures its cash equivalents and investments at fair value.  The Company’s cash equivalents, short-term investments, accounts receivable, accounts payable, accrued expenses, interest payable and customer deposits are primarily classified within Level 1.  Cash equivalents and short-term investments are valued primarily using quoted market prices utilizing market observable inputs.

Derivative Instruments

The Company determines its estimate of the fair value of derivative instruments using a market approach based on several factors, including quoted market prices in active markets, quotes from third parties, and the credit rating of its counterparty.  The Company also performs an internal valuation to ensure the reasonableness of third-party quotes.

In evaluating counterparty credit risk, the Company assessed the possibility of whether the counterparty to the derivative would default by failing to make any contractually required payments.  The Company considered that the counterparty is of substantial credit quality and has the financial resources and willingness to meet its potential repayment obligations associated with the derivative transactions.

At September 30, 2012, the types of derivative instruments utilized by the Company included commodity swaps.  The oil derivative markets are highly active.  Although the Company’s economic hedges are valued using public indices, the instruments themselves are traded with third-party counterparties and are not openly traded on an exchange.  As such, the Company has classified these instruments as Level 2.

In evaluating counterparty credit risk, the Company assessed the possibility of whether the counterparty to the derivative would default by failing to make any contractually required payments.  The Company considered that the counterparty is of substantial credit quality and has the financial resources and willingness to meet its potential repayment obligations associated with the derivative transactions.

Asset Retirement Obligation

The income valuation technique is utilized to determine the fair value of its asset retirement obligation liability at the point of inception by taking into account: 1) the cost of abandoning oil and gas wells, which is based on the Company’s historical experience for similar work, or estimates from independent third-parties; 2) the economic lives of its properties, which are based on estimates from reserve engineers; 3) the inflation rate; and 4) the credit adjusted risk-free rate, which takes into account the Company’s credit risk and the time value of money.  Given the unobservable nature of the inputs, the initial measurement of the asset retirement obligation liability is deemed to use Level 3 inputs.

Convertible Debentures Payable Conversion Feature

In February 2011, the Company issued in a private placement $8.40 million aggregate principal amount of three year 8% Senior Secured Convertible Debentures (“Debentures”) with a group of accredited investors.  During the nine months ended September 30, 2012, the Company issued an additional $5.00 million of Debentures, resulting in a total of $13.40 million of Debentures outstanding as of September 30, 2012.  As of September 30, 2012, the Debentures are convertible at any time at the holders’ option into shares of our common stock at $4.25 per share, subject to certain adjustments, including the requirement to reset the conversion price based upon any subsequent equity offering at a lower price per share amount.  The Company engaged a third party to complete a valuation of this conversion feature as of September 30, 2012 (see Note 7—Loan Agreements). The valuation was completed using Level 3 inputs.

The following table provides a summary of the fair values of assets and liabilities measured at fair value:

September 30, 2012

	Level 1	Level 2	Level 3	Total
Assets
Commodity derivative instruments	$-	$370,000	$-	$370,000
Total assets, at fair value	$-	$370,000	$-	$370,000

Liability
Convertible debentures conversion derivative liability	$-	$-	$(1,300,000)	$(1,300,000)
Total liability, at fair value	$-	$-	$(1,300,000)	$(1,300,000)

December 31, 2011

	Level 1	Level 2	Level 3	Total
Liability
Commodity derivative instruments	$-	$(75,609)	-	$(75,609)
Convertible debentures conversion derivative liability	-	-	(1,300,000)	(1,300,000)
Total liability at fair value	$-	$(75,609)	$(1,300,000)	$(1,375,609)

The following table provides a summary of changes in fair value of the Company’s Level 3 financial assets and liabilities as of September 30, 2012:

Beginning balance, December 31, 2011	$(1,300,000)
Convertible debentures conversion derivative gain	700,000
Additions to derivative liability from Supplemental Debenture	(700,000)
Ending balance, September 30, 2012	$(1,300,000)

The Company did not have any transfers of assets or liabilities between Level 1, Level 2 or Level 3 of the fair value measurement hierarchy during the nine and three months ended September 30, 2012.

NOTE 6 - FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company measures fair value of its financial assets on a three-tier value hierarchy, which prioritizes the inputs used in the valuation methodologies in measuring fair value:

●	Level 1 – Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 – Include other inputs that are directly or indirectly observable in the marketplace.
●	Level 3 – Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Company measures its cash equivalents and investments at fair value. The Company’s cash equivalents, short-term investments, accounts receivable, accounts payable, accrued expenses, interest payable and customer deposits are primarily classified within Level 1. Cash equivalents and short-term investments are valued primarily using quoted market prices utilizing market observable inputs.

Derivative Instruments

The Company determines its estimate of the fair value of derivative instruments using a market approach based on several factors, including quoted market prices in active markets, quotes from third parties, and the credit rating of its counterparty. The Company also performs an internal valuation to ensure the reasonableness of third-party quotes.

In evaluating counterparty credit risk, the Company assessed the possibility of whether the counterparty to the derivative would default by failing to make any contractually required payments. The Company considered that the counterparty is of substantial credit quality and has the financial resources and willingness to meet its potential repayment obligations associated with the derivative transactions.

At December 31, 2011, the types of derivative instruments utilized by the Company included commodity swaps (see Note 5). The oil derivative markets are highly active. Although the Company’s economic hedges are valued using public indices, the instruments themselves are traded with third-party counterparties and are not openly traded on an exchange.  As such, the Company has classified these instruments as Level 2.

Asset Retirement Obligation

The income valuation technique is utilized determine the fair value of its asset retirement obligation liability at the point of inception by taking into account 1) the cost of abandoning oil and gas wells, which is based on the Company’s historical experience for similar work, or estimates from independent third-parties; 2) the economic lives of its properties, which is based on estimates from reserve engineers; 3) the inflation rate; and 4) the credit adjusted risk-free rate, which takes into account the Company’s credit risk and the time value of money. Given the unobservable nature of the inputs, the initial measurement of the asset retirement obligation liability is deemed to use Level 3 inputs.

Convertible Notes Payable Conversion Feature

In February 2011, the Company issued in a private placement $8,400,000 aggregate principal amount of three year 8% Senior Secured Convertible Debentures (“Debentures”) with a group of accredited investors. As of December 31, 2011, the Debentures are convertible at any time at the holders' option into shares of Recovery Energy common stock at $4.25 per share, subject to certain adjustments, including the requirement to reset the conversion price based upon any subsequent equity offering at a lower price per share amount. The Company engaged a third party to complete a valuation of this conversion feature as of December 31, 2011 (see Note 7). The valuation was completed using Level 3 inputs.

The following table provides a summary of the fair values of assets and liabilities measured at fair value:

December 31, 2011

	Level 1	Level 2	Level 3	Total
Liability
Derivative instruments	$-	$(75,609)	$-	$(75,609)
Convertible notes payable Conversion feature	-	-	(1,300,000)	(1,300,000)
Total liability at fair value	$-	$(75,609)	$(1,300,000)	$(1,375,609)

December 31, 2010

	Level 1	Level 2	Level 3	Total
Liability
Derivative instruments	$-	$(398,840)	$-	$(398,840)
Total liability at fair value	$-	$(398,840)	$-	$(398,840)

The following table provides a summary of changes in fair value of the Company’s Level 3 financial assets and liabilities as of December 31, 2011:

Convertible debt feature (1)
Beginning balances, December 31, 2010	-
Additions of convertible debt feature	(1,300,000)
Ending balance as of December 31, 2011	(1,300,000)

(1)	The Company entered into the convertible debt during the year ended December 31, 2011.

The Company did not have any transfers of assets or liabilities between Level 1, Level 2 or Level 3 of the fair value measurement hierarchy during the twelve months ended December 31, 2011 and December 31, 2010.

Loan Agreements	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Loan Agreements [Abstract]
LOAN AGREEMENTS

NOTE 7 – LOAN AGREEMENTS

Term Loans

The Company entered into three separate loan agreements with Hexagon during 2010.  All three loans bear annual interest of 15% and mature on December 31, 2013.

Effective January 29, 2010, the Company entered into a $4.5 million loan agreement, with an original maturity date of December 1, 2010.  Effective March 25, 2010, the Company entered into a $6.00 million loan agreement, with an original maturity date of December 1, 2010.  Effective April 14, 2010, the Company entered into a $15 million loan agreement, with an original maturity date of December 1, 2010.  All three loan agreements have similar terms, including customary representations and warranties and indemnification, and require the Company to repay the loans with the proceeds of the monthly net revenues from the production of the acquired properties.  The loans contain cross collateralization and cross default provisions and are collateralized by mortgages against a portion of the Company’s developed and undeveloped leasehold acreage as well as all related equipment purchased in the Wilke Field, Albin Field, and State Line Field acquisitions.

We entered into a loan modification agreement on May 28, 2010, which extended the maturity date of the loans to December 1, 2011.  In consideration for extending the maturity of the loans, Hexagon received 250,000 warrants with an exercise price of $6.00 per share.  The loan modification agreement also required the Company to issue 250,000 five year warrants to purchase common stock at $6.00 per share to Hexagon if the Company did not repay the loans in full by January 1, 2011. Since the loans were not paid in full by January 1, 2011, the Company issued 250,000 additional warrants with an exercise price of $6.00 per share to Hexagon which was valued at approximately $1.60 million.  This amount was recorded as a deferred financing cost and is being amortized over the remaining term of the loan.

In December 2010, Hexagon extended the maturity date of the loans to September 1, 2011.  During the last six months of 2011, Hexagon agreed to temporarily suspend for five months the requirement to remit monthly net revenues in the total amount of approximately $2.00 million as payment on the loans. In November 2011, Hexagon extended the maturity to January 1, 2013.  In November 2011, Hexagon also temporarily advanced the Company an additional amount of $0.31 million, which was repaid in full in February 2012.  In March 2012, Hexagon extended the maturity of the loans to June 30, 2013, and in connection there with, the Company agreed to make minimum monthly note payments of $0.33 million, effective immediately.  In July 2012, Hexagon extended the maturity date to September 30, 2013. In November 2012, Hexagon extended the maturity date of the loans to December 31, 2013.

As of September 30, 2012, the total debt outstanding under these facilities is $20.29 million, of which $0.87 million is the current portion of long term debt.

The Company is subject to certain non-financial covenants with respect to the Hexagon loan agreements.  As of September 30, 2012, the Company was in compliance with all covenants under the facilities.  If any of the covenants are violated, and the Company is unable to negotiate a waiver or amendment thereof, the lender would have the right to declare an event of default and accelerate all principal and interest outstanding.

Convertible Debentures Payable

In February 2011, the Company completed a private placement of $8.40 million aggregate principal amount of Debentures.  Initially, the Debentures were convertible at any time at the holders' option into shares of our common stock at $9.40 per share, subject to certain adjustments, including the requirement to reset the conversion price based upon any subsequent equity offering at a lower price per share amount. Interest on the Debentures is payable quarterly on each May 15, August 15, November 15 and February 15 in cash or at the Company's option in shares of common stock, valued at 95% of the volume weighted average price of the common stock for the 10 trading days prior to an interest payment date.  The Company can redeem some or all of the Debentures at any time.  The redemption price is 115% of principal plus accrued interest.  If the holders of the Debentures elect to convert the Debentures, following notice of redemption, the conversion price will include a make-whole premium equal to the remaining interest through the 18 month anniversary of the original issue date of the Debentures, payable in common stock. T.R. Winston & Company LLC acted as placement agent for the private placement and received $0.40 million of Debentures equal to 5% of the gross proceeds from the sale.  The Company is amortizing the $0.40 million over the life of the loan as deferred financing costs.  The Company amortized $0.13 million of deferred financing costs into interest expense during the nine months ended September 30, 2012, and has $0.18 million of deferred financing costs to be amortized through February 2014.

In December, 2011, the Company agreed to amend the Debentures to lower the conversion price to $4.25 from $9.40 per share. This amendment was an inducement consideration to the Debenture holders for their agreement to release a mortgage on certain properties so the properties could be sold. The sale of these properties was effective December 31, 2011, and a final closing occurred during the three months ended March 31, 2012.

On March 19, 2012, the Company entered into agreements with some of its existing Debenture holders to increase the amount of its Debentures by up to an additional $5.0 million (the “Supplemental Debentures”).  Under the terms of the Supplemental Debenture agreements, proceeds derived from the issuance of Supplemental Debentures are to be used principally for the development of certain of the Company's proved undeveloped properties, and other undeveloped leases currently targeted by the Company for exploration, as well as for other general corporate purposes. Any new producing properties that are developed from the proceeds of Supplemental Debentures are to be pledged as collateral under a mortgage to secure future payment of the Debentures and Supplemental Debentures. All terms of the Supplemental Debentures are substantively identical to the Debentures.  The Agreements also provided for the payment of additional consideration to the purchasers of Supplemental Debentures in the form of a proportionately reduced, 5% carried working interest in any properties developed with the proceeds of the Supplemental Debenture offering.

Through July 2012, we received $3.04 million of proceeds from the issuance of Supplemental Debentures, which were used for the drilling and development of six new wells, resulting in a total investment of $3.69 million.  Five of these wells resulted in commercial production, and one well was plugged and abandoned.

In August 2012, the Company and certain holders of the Supplemental Debentures agreed to renegotiate the terms of the Supplemental Debenture offering.  These negotiations concluded with the issuance of an additional $1.96 million of Supplemental Debentures.  The August 2012 modifications to the Supplemental Debenture agreements increased the carried working interest from 5% to 10% and also provided for a one-year, proportionately reduced net profits interest of 15% in the properties developed with the proceeds of the Supplemental Debenture offering, as well as the next four properties to be drilled and developed by the Company.

The Company has estimated the total value of consideration paid to Supplemental Debenture holders in the form of the modified net profits interest and carried working interest to be approximately $1.16 million, and recorded this amount as a debt discount to be amortized over the remaining life of the Supplemental Debentures.

We periodically engage a third party valuation firm to complete a valuation of the conversion feature associated with the Debentures, and with respect to September 30, 2012, the Supplemental Debentures.  This valuation resulted in an estimated derivative liability as of September 30, 2012 and December 31, 2011 of $1.3 million and $1.3 million, respectively.  The portion of the derivative liability that is associated with the Supplemental Debentures, in the approximate amount of $0.70 million, has been recorded as a debt discount, and is being amortized over the remaining life of the Supplemental Debentures.

During the nine and three months ended September 30, 2012, the Company amortized $1.65 million and $0.71 million, respectively of debt discounts.

On September 8, 2012, the Company issued 50,000 shares, valued at $0.23 million, to T.R. Winston & Company LLC for acting as a placement agent of the Supplemental Debentures.  The Company is amortizing the $0.23 million over the life of the loan as deferred financing costs.  The Company amortized $0.01 million of deferred financing costs into interest expense during the nine months ended September 30, 2012, and has $0.22 million of deferred financing costs to be amortized through February 2014.

As of September 30, 2012 and December 31, 2011, the convertible debt is recorded as follows:

	As of	As of
	September 30, 2012	December 31, 2011
Convertible debentures	$13,400,000	$8,400,000
Debt discount	(3,804,947)	(3,470,932)
Total convertible debentures, net	$9,595,053	$4,929,068

Annual debt maturities as of September 30, 2012 are as follows:

Year 1	$873,142
Year 2	32,819,197
Thereafter	-
Total	$33,692,339

Interest Expense

For the three months ended September 30, 2012 and 2011, the Company incurred interest expense of approximately $2.15 million and $2.14 million, respectively, of which approximately $1.29 million and $1.50 million, respectively, were non-cash interest expense and amortization of the deferred financing costs, accretion of the convertible debentures payable discount, and convertible debentures payable interest paid in stock.

For the nine months ended September 30, 2012 and 2011, the Company incurred interest expense of approximately $6.32 million and $6.12 million, respectively, of which approximately $3.8 million and $3.70 million, respectively, were non-cash interest expense and amortization of the deferred financing costs, accretion of the convertible debentures payable discount, and convertible debentures payable interest paid in stock.

NOTE 7 - LOAN AGREEMENTS

Term Notes

The Company entered into three separate loan agreements with Hexagon Investments, LLC (“Hexagon”) during 2010. All three loans bear annual interest of 15% and mature on June 30, 2013.

Effective January 29, 2010, the Company entered into a $4.5 million loan agreement, with an original maturity date of December 1, 2010. Effective March 25, 2010, the Company entered into a $6.0 million loan agreement, with an original maturity date of December 1, 2010. Effective April 14, 2010, the Company entered into a $15.0 million loan agreement, with an original maturity date of December 1, 2010. All three loan agreements have similar terms, including customary representations and warranties and indemnification, and require the Company to repay the notes with the proceeds of the monthly net revenues from the production of the acquired properties. The loans contain cross collateralization and cross default provisions and are collateralized by mortgages against a portion of the Company’s developed and undeveloped leasehold acreage as well as all related equipment purchased in the Wilke Field, Albin Field, and State Line Field acquisitions.

The Company entered into a loan modification agreement on May 28, 2010, which extended the maturity date of the loans to December 1, 2011. In consideration for extending the maturity of the loans, Hexagon received 250,000 warrants with an exercise price of $6.00 per share. The loan modification agreement also required the Company to issue 250,000 five year warrants to purchase common stock at $6.00 per share to Hexagon if the Company did not repay the loans in full by January 1, 2011. Since the loans were not paid in full by January 1, 2011, the Company issued 250,000 additional warrants with an exercise price of $6.00 per share to Hexagon which was valued at approximately $1,600,000. This amount was recorded as a deferred financing cost and is being amortized over the remaining term of the loan.

In December 2010, Hexagon extended the maturity to September 1, 2011. During the last half of 2011, Hexagon agreed to temporarily suspend for five months the requirement to remit monthly net revenues in the total amount of approximately $2 million as payment on the notes. In November 2011, Hexagon extended the maturity to January 1, 2013.  In March 2012, Hexagon agreed to extend the maturity of the notes to June 30, 2013, and in connection there with, the Company agreed to make minimum monthly note payments of $325,000, effective immediately.  In November 2011, Hexagon also temporarily advanced the Company an additional amount of $309,000, which was repaid in full in February 2012.

The Company is subject to certain financial and non-financial covenants with respect to the Hexagon loan agreements. As of December 31, 2011, the Company was in compliance with all covenants under the facilities. If any of the covenants are violated, and the Company is unable to negotiate a waiver or amendment thereof, the lender would have the right to declare an event of default and accelerate all principal and interest outstanding.

Convertible Notes Payable

In February 2011, the Company completed a private placement of $8,400,000 aggregate principal amount of three year 8% Senior Secured Convertible Debentures (the "Debentures") with a group of accredited investors. Initially, the Debentures were convertible at any time at the holders' option into shares of Recovery Energy common stock at $9.40 per share, subject to certain adjustments, including the requirement to reset the conversion price based upon any subsequent equity offering at a lower price per share amount. Interest on the Debentures is payable quarterly on each May 15, August 15, November 15 and February 15 in cash or at the Company's option in shares of common stock, valued at 95% of the volume weighted average price of the common stock for the 10 trading days prior to an interest payment date. The Company can redeem some or all of the Debentures at any time. The redemption price is 115% of principal plus accrued interest. If the holders of the Debentures elect to convert the Debentures, following notice of redemption, the conversion price will include a make-whole premium equal to the remaining interest through the 18 month anniversary of the original issue date of the Debentures, payable in common stock. T.R. Winston & Company LLC acted as placement agent for the private placement and received $400,000 of Debentures equal to 5% of the gross proceeds from the sale.  The Company is amortizing the $400,000 over the life of the loan as deferred financing costs.  The Company amortized $88,888 of deferred financing costs into interest expense during the year ended December 31, 2011 and has $311,112 of deferred financing costs to be amortized over a straight-line basis until January 2014.

In December, 2011, the Company agreed to amend the Debentures to lower the conversion price to $4.25 from $9.40 per share. Therefore, the Debenture are currently convertible into shares of common stock. This amendment was consideration to the Debenture holders in exchange for their agreement to release a mortgage on certain properties so the properties could be sold. The sale of these properties was completed effective December 31, 2011.

The Company engaged a third party valuation firm to complete a valuation of both the conversion feature and the inducement. This valuation resulted in an estimate of the inducement expense of $2.8 million and estimate of the derivative liability as of December 31, 2011 of $1.3 million. A previous independent valuation of the derivative liability estimated the derivative liability as of March 31, 2011 at approximately $5.1 million. The reduction in the derivative value from $5.1 million as of March 31, 2011 to $1.3 million as of December 31, 2011 resulted in a derivative gain of $3.8 million during the year ended December 31, 2011. As of December 31, 2011, the convertible debt is recorded as follows:

As of December 31, 2011
Convertible debt	8,400,000
Debt discount	(3,470,932)
Total convertible debt, net	4,929,068

Annual debt maturities for our debt under our term notes and convertible notes payable obligations as of December 31, 2011 are as follows:

2012	1,150,966
2013	20,129,670
2014	8,400,000
Thereafter	--
Total	29,680,636

Interest Expense

For the years ending December 31, 2011 and December 31, 2010, the Company incurred interest expense of approximately $8,218,000 and $6,600,000, respectively, of which approximately $5.0 million and $4.0 million, respectively, were non-cash interest expense related to the amortization of the deferred financing costs, accretion of the convertible notes payable discount, and convertible notes payable interest paid in stock.

Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 8 - COMMITMENTS AND CONTINGENCIES

Environmental and Governmental Regulation

At September 30, 2012, there were no known environmental or regulatory matters which are reasonably expected to result in a material liability to the Company.  Many aspects of the oil and gas industry are extensively regulated by federal, state, and local governments in all areas in which the Company has operations. Regulations govern such things as drilling permits, environmental protection and pollution control, spacing of wells, the unitization and pooling of properties, reports concerning operations, royalty rates, and various other matters including taxation.  Oil and gas industry legislation and administrative regulations are periodically changed for a variety of political, economic, and other reasons.  As of September 30, 2012, the Company had not been fined or cited for any violations of governmental regulations that would have a material adverse effect upon the financial condition of the Company.

Legal Proceedings

The Company may from time to time be involved in various legal actions arising in the normal course of business.  In the opinion of management, the Company’s liability, if any, in these pending actions would not have a material adverse effect on the financial positions of the Company.  The Company’s general and administrative expenses would include amounts incurred to resolve claims made against the Company.

Other Contingencies

We could be liable for liquidated damages under registration rights agreements covering approximately 3.2 million shares of our common stock if we fail to maintain the effectiveness of a prior registration statement as required in the agreements.  In such case, we would be required to pay monthly liquidated damages of up to $0.23 million. The maximum aggregate liquidated damages are capped at $1.37 million.

Under the terms of the Supplemental Debenture agreements, the Company has a commitment to drill four additional wells.  Such agreements do not specify the location, timing, target zones, or other conditions related to these wells.  However, the Company anticipates that the capital provision required to satisfy this provision will be approximately $3.3 million.

NOTE 8 - COMMITMENTS and CONTINGENCIES

Environmental and Governmental Regulation

At December 31, 2011, there were no known environmental or regulatory matters which are reasonably expected to result in a material liability to the Company. Many aspects of the oil and gas industry are extensively regulated by federal, state, and local governments in all areas in which the Company has operations. Regulations govern such things as drilling permits, environmental protection and pollution control, spacing of wells, the unitization and pooling of properties, reports concerning operations, royalty rates, and various other matters including taxation. Oil and gas industry legislation and administrative regulations are periodically changed for a variety of political, economic, and other reasons. As of December 31, 2011, the Company had not been fined or cited for any violations of governmental regulations that would have a material adverse effect upon the financial condition of the Company.

Legal Proceedings

The Company may from time to time be involved in various other legal actions arising in the normal course of business. In the opinion of management, the Company’s liability, if any, in these pending actions would not have a material adverse effect on the financial positions of the Company. The Company’s general and administrative expenses would include amounts incurred to resolve claims made against the Company.

Potential Stock Grants Under Employment/Appointment Agreements

Until May 2010, the employment agreements for our chief executive officer and former chief financial officer contained provisions which provided these individuals additional stock grants if the Company achieved certain market capitalization milestones. In May 2010, the employment agreements were modified and our chief executive officer and former chief financial officer were no longer entitled to stock grants based on market capitalization milestones.

Operating Leases

The Company leases an office space under a one year operating lease in Denver, Colorado.  Rent expense for the years ended December 31, 2011 and December 31, 2010, was $82,068 and $54,500, respectively. The Company will have minimum lease payments of $72,000 for the year ending December 31, 2012.

Shareholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Shareholders' Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 9 - SHAREHOLDERS’ EQUITY

Common Stock

Effective October 19, 2011, the Company completed a four-for-one reverse stock split of its common shares.  All references to common stock and common stock prices have been adjusted to reflect the effects of the reverse stock split.

As of September 30, 2012, the Company had 100,000,000 shares of common stock and 10,000,000 shares of preferred stock authorized, of which 18,016,143 shares of common stock were issued and outstanding.  No preferred shares were issued or outstanding.

During the nine months ended September 30, 2012, the Company granted 356,865 shares of common stock as restricted stock grants to employees, board members, and consultants valued at $1.49 million.  The Company also issued 197,619 shares for payment of quarterly interest expense on the convertible debentures valued at $0.69 million, and 50,000 shares, valued at $0.23 million, to T.R. Winston & Company LLC for acting as placement agent of the Supplemental Debentures.

Warrants

During September 2012, the Company entered into an agreement to issue 600,000 warrants to a financial advisory group. The 600,000 warrants vest monthly in six equal amounts over the six month term of the agreement, have a term of 3 years, and a strike price of $5.00 per share.  The Company records an expense for the value of the warrants on each vesting date.  During the three months ended September 30, 2012, the Company recorded an expense of $0.08 million for the 100,000 warrants that were vested as of September 30, 2012.  Additionally, the agreement provides that the Company will pay a monthly consulting fee of $10,000, with a final payment of $90,000 during the last month of the contract.  The Company may cancel the agreement at any time to avoid any future cash payments or vesting of remaining unvested warrants.

A summary of warrant activity for the nine months ended September 30, 2012 is presented below:

		Weighted-Average
	Warrants	Exercise Price
Outstanding at December 31, 2011	5,638,900	$7.04
Granted	600,000	5.00
Exercised, forfeited, or expired	-	-
Outstanding at September 30, 2012	6,238,900	$6.84

The aggregate intrinsic value of the warrants was approximately $0 as of both September 30, 2012 and December 31, 2011, based on the Company’s closing common stock price of $4.40 and $3.01, respectively; and the weighted average remaining contract life was 2.81 years and 3.18 years, respectively.

NOTE 11 - SHAREHOLDERS’ EQUITY

As of December 31, 2011, the Company had 100,000,000 shares of common stock and 10,000,000 shares of preferred stock authorized, of which 17,436,825 shares of common stock were issued and outstanding. No preferred shares were issued or outstanding. Preferred shares may be issued in such series as Preferred as determined by the Board of Directors. No lock-up or restricted shares were outstanding as of December 31, 2011.

Effective October 19, 2011, the Company completed a four-for-one reverse stock split on its common shares. All references to common stock, restricted stock, stock warrants,  and common stock prices have been adjusted to reflect the effects of the reverse stock split.

In December 2011, the Company provided the 8% convertible debenture holders an inducement to convert their conversion price from $9.40 to $4.25.  An inducement expense of $2.8 million was recognized in 2011. This transaction also increased additional paid-in capital by $2.8 million.  This reduction in conversion price also increased potential dilutive shares outstanding as of December 31, 2011 by 1,082,854 shares from 893,617 to 1,926,471 shares reserved for possible conversion.

In connection with this inducement, the Company entered into an amendment to our 8% senior secured convertible debentures whereby, in addition to the inducement, the mortgage on certain of the Company's oil and gas leases was released and in substitution, we granted a lien on certain replacement oil and gas leases in Nebraska and Wyoming. As partial consideration for the substitution of this collateral, the amendment also provides the holders of the debentures with the first right of refusal to purchase up to 15% of any common stock, preferred stock or convertible debt offering by Recovery through December 31, 2012 at the offering price.

During the year ending December 31, 2011, the Company issued 2,983,233 shares of common stock. The stock issuances were comprised of 2,983,233 shares issued for acquisitions valued at $10,896,071, 10,000 shares issued for services valued at $82,000, 238,824 shares issued as restricted stock grants to employees valued at $6,161,111, 78,972 shares is for interest expense on the convertible notes payable valued at $559,860, 375,333 shares issued in connection with warrant exercises for $2,903,794 of cash.

In addition to the shares of common stock issued during the period, the Company issued convertible notes payable with a face value of $8.4 million. Based upon the current conversion price of $4.25 per share, these notes would convert into 1,976,471 shares of common stock. The conversion price is subject to other adjustments (See Note 7).

During the year ended December 31, 2010, the Company issued 11,749,467 shares of common stock.  The stock issuances were comprised of 2,929,167 shares issued for acquisitions valued at $15,787,500, 502,216 shares issued for services valued at $2,256,239, 1,250,000 shares issued in connection with the loan agreements valued at $5,250,000, 2,235,797 shares issued as restricted stock grants to employees valued at $10,283,622, and 3,978,788 shares issued for $20,046,733 of cash.

During the year ended December 31, 2010, the Company issued common shares for cash. Included in these shares was a private placement of 3,975,300 units at $1.50 per unit, which included one share of common stock and one common stock purchase warrant. The warrants are exercisable at $1.50 per share through May 23, 2015. Warrants of 853,500 were subsequently exercised during 2010 for $5,121,000 of cash. In connection with the exercise, the Company granted a new warrant for each warrant exercised. The new warrants have an exercise price of $8.80 per share, which was slightly greater than the concurrent market price of the Company's common stock, and expire on September 29, 2015. The value of the new warrants, calculated at $2,953,450 using the Black Scholes method, was expensed as a warrant modification and included in general and administrative expenses.

Temporary Equity

As part of the reverse merger in 2009, 5,313 shares of common stock were issued and outstanding under a lock-up agreement that has terms which may result in the Company reacquiring the shares due to circumstances outside of the Company’s control and therefore the shares are preferential to common shares. The 5,313 shares, which were valued at $172,516, covered by the lock-up agreement were treated as temporary equity and reported separately from other shareholders’ equity. The lock-up period for 2,658 shares ended on September 21, 2010, with the other lock-up period ending on March 21, 2011. As a result, on March 21, 2011, the final 2,658 shares covered under the lock-up agreement were moved to permanent on equity.

Warrants

During 2010, the Company issued common shares for cash. Included in these shares was a private placement of 15,901,200 units at $1.50 per unit, which included one share of common stock and one common stock purchase warrant. The warrants are exercisable at $1.50 per share through May 23, 2015. 3,414,000 of these warrants were subsequently exercised during 2010 for $5,121,000 of cash. In connection with the exercise, the Company granted a new warrant for each warrant exercised. The new warrants have an exercise price of $2.20 per share, which was slightly greater than the concurrent market price of the Company's common stock, and expire on September 29, 2015. The value of the new warrants, calculated at $2,953,450 using the Black Scholes method, was expensed as a warrant modification and included in general and administrative expenses

On January 1, 2011, the Company issued 250,000 warrants with an exercise price of $6.00 per share to Hexagon which was valued at approximately $1,600,000 (See Note7).

A summary of warrant activity for the years ended December 31, 2011 and December 31, 2010 is presented below:

	Warrants (1)	Weighted-Average Exercise Price (1)
Outstanding at December 31, 2009	187,500	$14.00
Granted	6,430,233	6.68
Exercised, forfeited, or expired	(853,500)	6.00
Outstanding at December 31, 2010	5,764,233	7.04
Granted	250,000	6.00
Exercised, forfeited, or expired	(375,333)	6.16
Outstanding at December 31, 2011	5,638,900	$6.33

(1)	On October 17, 2011, the Company performed a 4:1 reverse stock split. The values shown are reflecting the reverse stock split.

The aggregate intrinsic value of warrants was approximately $0 and $6,687,000 based on the Company’s closing common stock price of $5.20 and $8.20 as of December 31, 2011 and December 31, 2010, respectively, and the weighted average remaining contract life was 3.68 years and 4.15 years.

Assumptions used in estimating the fair value of the warrants issued for the periods indicated are presented below:

	For the years ended December 31,
	2011	2010
Weighted-average volatility	97%	80%
Expected dividends	0.00%	0.00%
Expected term (in years)	3 – 5	3 – 5
Risk-free rate	2.02%	1.49%

The Company has not adopted a stock incentive plan for its management team.  Members of the board of directors and the management team are periodically awarded restricted stock grants.

Share Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Share Based Compensation [Abstract]
SHARE BASED COMPENSATION

NOTE 10 - SHARE BASED COMPENSATION

In September 2012, the Company adopted the 2012 Equity Incentive Plan (the “Plan”).  Each member of the board of directors and the management team has been periodically awarded restricted stock grants, and in the future will be awarded such grants under the terms of the Plan.

The costs of employee services received in exchange for an award of equity instruments are based on the grant-date fair value of the award, recognized over the period during which an employee is required to provide services in exchange for such award.

During the nine months ended September 30, 2012, the Company granted 256,866 shares of restricted common stock to employees and directors of which 52,698, 81,250, 81,250, and 25,001 shares vest during the years ended December 31, 2012, 2013, 2014, and 2015, respectively. The fair value of these share grants was calculated to be approximately $0.78 million.  The Company also granted 100,000 shares to a consultant and 50,000 shares to T.R. Winston & Company LLC for acting as a placement agent of the Supplemental Debentures, valued at $0.58 million

The Company recognized stock compensation expense of approximately $0.80 million and $0.37 million, respectively for the nine and three months ended September 30, 2012, and $5.59 million, and $0.92 million, respectively for the nine and three months ended September 30, 2011.

A summary of restricted stock grant activity for the nine months ended September 30, 2012 is presented below:

Shares
Balance outstanding at December 31, 2011	2,340,235
Granted	356,865
Vested	(385,749)
Expired	(25,167)
Balance outstanding at September 30, 2012	2,286,184

Total unrecognized compensation cost related to unvested stock grants was approximately $2.187 million as of September 30, 2012.  The cost at September 30, 2012 is expected to be recognized over a weighted-average remaining service period of 3 years.

NOTE 12 - SHARE BASED COMPENSATION

The costs of employee services received in exchange for an award of equity instruments are based on the grant-date fair value of the award, recognized over the period during which an employee is required to provide services in exchange for such award.

During the year ended December 31, 2011, the Company granted 238,750 shares of restricted common stock to employees of which 207,016, vest during the year ended December 31, 2011. The Company will vest restricted stock of 192,000, 120,000, and 2,500 for the years ending December 31, 2012, 2013, and 2014, respectively. The fair value of these share grants was calculated to be approximately $4,370,808.

The Company recognized stock compensation expense of approximately $6,161,000, $917,000 and $2,714,000 for the years ended December 31, 2011, 2010 and 2009, respectively. During the year ended December 31, 2011, the Company had a one-time charge of $3,551,000 for stock compensation expense with the grant of 481,250 shares included in the separation agreement of the former chief financial officer, which was accounted for as a cancellation of an award and issuance of a new award.

A summary of restricted stock grant activity for the year ended December 31, 2011 is presented below

Shares (1)
Outstanding at March 6,2009	$-
Granted	371,050
Vested	-
Outstanding at December 31, 2009	371,050

Granted	1,864,747
Vested	-
Outstanding at December 31, 2010	2,235,797

Granted	932,500
Vested	(828,062)
Outstanding at December 31, 2011	$2,340,235

(1)	On October 17, 2011, the Company affected a 4:1 reverse stock split. The values shown are reflecting the reverse stock split.

The Company will recognize $1,066,000, $366,615 and $12,478 for the years ending December 31, 2012, 2013, and 2014, respectively.

Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 11—SUBSEQUENT EVENTS On November 5, 2012, the Company liquidated all of its price derivatives for proceeds of $0.60 million.

NOTE 14: SUBSEQUENT EVENTS

On March 19, 2012, the Company entered into agreements with its existing convertible debenture holders to extend the amount of its debenture debt by up to an additional $5.0 million. Proceeds resulting from the increase in the debentures will be used principally for the development of certain of the Company's proved undeveloped properties, and other undeveloped leases currently targeted by the Company for exploration, as well as for other working capital purposes. Any new producing properties that are developed from the proceeds of this offering will be pledged as collateral to secure the expanded debt.

The initial closing related to these agreements will be in the amount of $1.5 million and is expected to occur prior to March 23, 2012. On or before September 15, 2012, convertible debenture holders may elect to purchase up to an additional $3.5 million in additional debentures. All terms of the expansion convertible debentures are substantively identical to the existing convertible debentures (see Note 7).

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 9 - RELATED PARTY TRANSACTIONS

Since its inception, five property acquisitions the Company completed have been with the same seller, Davis.  As of December 31, 2011, Davis owned approximately 19.1 % of the common stock of the Company. The cash portion of the purchase price for the first three acquisitions was financed with loans from Hexagon, which owned approximately 15.7% of the stock issued and outstanding at December 31, 2011.  Hexagon received overriding royalty interests in both the Albin Field assets and the State Line Field assets. Hexagon also received warrants to purchase 500,000 shares of the Company’s common stock at $10.00 per share in connection with the financing of an acquisition and warrants to purchase 250,000 shares the Company’s common stock for $6.00 per share in connection with amendments to the loan agreements. A representative of Hexagon also served on the Company’s Board of Directors, until his resignation on January 31, 2012.

The Company entered into an exploration and development agreement with TRW to drill two wells.  The joint venture partners of TRW are also shareholders of the Company.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
INCOME TAXES

NOTE 10 - INCOME TAXES

The tax effects of temporary differences that gave rise to the deferred tax liabilities and deferred tax assets as of December 31, 2011 and 2010 were:

	2011	2010
Deferred tax assets:
Oil and gas properties and equipment	$(515,123)	$(1,335,490)
Net operating loss carry-forward	11,291,513	7,285,426
Share based compensation	4,675,241	3,902,007
Abandonment obligation	205,145	188,728
Derivative instruments	176,514	148,384
Other	(91,304)	(30,896)
Total deferred tax asset	15,741,986	10,158,159
Valuation allowance	(15,741,986)	(10,158,159)
Net deferred tax asset	$-	$-

Reconciliation of the Company’s effective tax rate to the expected federal tax rate is:

	2011	2009
Effective federal tax rate	35.00%	35.00%
Effect of permanent differences	-7.54%	-21.78%
State tax rate	2.20%	2.20%
Change in rate	0.00%	-0.23%
Other	0.00%	3.07%
Valuation allowance	-29.66%	-18.26%
Net	0%	0%

At December 31, 2011 and 2010, the Company had net operating loss carry-forwards for federal income tax purposes of approximately $25,957,000 and $19,582,000, respectively,that may be offset against future taxable income. The Company has established a valuation allowance for the full amount of the deferred tax assets as management does not currently believe that it is more likely than not that these assets will be recovered in the foreseeable future. To the extent not utilized, the net operating loss carry-forwards as of December 31, 2011 will expire in 2031.

Drilling Rigs	12 Months Ended
Dec. 31, 2011
Drilling Rigs [Abstract]
DRILLING RIGS

NOTE 13 – DRILLING RIGS

In May 2009, two drilling rigs were contributed to the Company for a note of $3,250,000.  These rigs were recorded at estimated fair value as this was lower than their predecessor cost basis. The note holder subsequently converted the note for 2,100,000 shares of common stock (Note 3).  These rigs required certain capital improvements prior to their ability to be functional in operations.

In 2009, management determined that future drilling operations were not part of their strategic plans.  Management estimated the net realizable value to be $500,000; therefore, an impairment of $2,750,000 was recorded for the period ending December 31, 2009.

In May 2010, the Company entered into a purchase and sale agreement for the rigs.  The Company sold the rigs for $700,000 under which the Company received $100,000 in cash and the balance in a five-year secured note. The acquirer defaulted on the note and the Company is now pursuing the remedies afforded to it under the note and security agreement.  The Company believes it is in a first lien position on the underlying collateral, however, in 2010 the Company elected to fully reserve the $400,000 note receivable as the ability to recover the amount and the value of the underlying collateral was uncertain.

Supplemental Oil And Gas Reserve Information (Unaudited)	12 Months Ended
Dec. 31, 2011
Supplemental Oil and Gas Reserve Information [Abstract]
SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION (UNAUDITED)

NOTE 15- SUPPLEMENTAL OIL AND GAS RESERVE INFORMATION (UNAUDITED)

The following table sets forth information for the years ended December 31, 2011, 2010 and 2009 with respect to changes in the Company's proved (i.e. proved developed and undeveloped) reserves:

	Crude Oil (Bbls)	Natural Gas (Mcf)
December 31, 2009	-	-
Purchase of reserves	643,955	-
Revisions of previous estimates	123,679	-
Extensions and discoveries	58,463	323,493
Sale of reserves	-	-
Production	(133,709)	(14,914)
December 31, 2010	692,388	308,579
Purchase of reserves	-	-
Revisions of previous estimates	(268,718)	(44,919)
Extensions, discoveries	266,000	-
Sale of reserves
Production	(81,433)	(115,583)
December 31, 2011	608,237	148,077
Proved Developed Reserves, included above:
Balance, December 31, 2009	-	-
Balance, December 31, 2010	277,669	308,579
Balance, December 31, 2011	215,693	148,077
Proved Undeveloped Reserves, included above:
Balance, December 31, 2009	-	-
Balance, December 31, 2010	414,719	-
Balance, December 31, 2011	392,545	-

The Company did not have any reserves as of December 31, 2009.

As of December 31, 2011 and December 31, 2010, we had estimated proved reserves of 608,237 and 692,388 barrels of oil, respectively and 24,680 and 308,579 thousand cubic feet ("MCF") of natural gas, respectively.  Our reserves are comprised of 96% and 93% crude oil and 4% and 7% natural gas on an energy equivalent basis.

The following values for the December 31, 2011 and December 31, 2010 oil and gas reserves are based on the 12 month arithmetic average first of month price January through December 31 natural gas price of $3.96 and $4.39 per MMBtu (NYMEX price) and crude oil price of $88.16 and $77.78 per barrel (West Texas Intermediate price). All prices are then further adjusted for transportation, quality and basis differentials.

During the years ended December 31, 2010, the Company completed multiple acquisitions which included proved reserves associated with producing properties. Included in the Company's December 31, 2010 proved reserves classified as 'Purchase of reserves' in the table above, are $3,760,000 and 643,955 barrels of crude oil attributable to the acquisitions.

The following summary sets forth the Company's future net cash flows relating to proved oil and gas:

	For the Year Ended December 31, (in thousands)
	2011	2010	2009 (1)
Future oil and gas sales	$55,295	$51,816	$-
Future production costs	(16,579)	(11,614)	-
Future development costs	(8,481)	(8,063)	-
Future income tax expense (2)	-	-	-

Future net cash flows	30,235	32,139	-
10% annual discount	(10,221)	(8,544)	-

Standardized measure of discounted future net cash flows	$20,014	$23,595	$-

(1)	Prior to January 2010, the Company did not own any oil and gas assets.

(2)
Our calculations of the standardized measure of discounted future net cash flows include the effect of estimated future income tax expenses for all years reported. We expect that all of our Net Operating Loss’ (“NOL”) will be realized within future carry forward periods. All of the Company's operations, and resulting NOLs, are attributable to our oil and gas assets. There were no taxes in any year as the tax basis and NOL's exceeded the future net revenue.

The principle sources of change in the standardized measure of discounted future net cash flows are:

	2011	2010	2009 (1)
Balance at beginning of period	$23,595	$-	$-
Sales of oil and gas, net	(5,342)	(7,655)	-
Net change in prices and production costs	8,006	3,084	-
Net change in future development costs	-	(4,563)	-
Extensions and discoveries	5,883	5,067	-
Acquisition of reserves		18,967	-
Sale of reserves		-	-
Revisions of previous quantity estimates	(14,804)	5,245	-
Previously estimated development costs incurred		-	-
Net change in income taxes		-	-
Accretion of discount	2,360	2,043	-
Other	316	1,407	-
Balance at end of period	$20,014	$23,595	$-

Revisions in 2011 of previous quantity estimates relate principally to the exclusion of certain proven undeveloped well locations that were included in the reserve estimates dated December 31, 2010.

A variety of methodologies are used to determine our proved reserve estimates. The principal methodologies employed are reservoir simulation, decline curve analysis, volumetric, material balance, advance production type curve matching, petro-physics/log analysis and analogy. Some combination of these methods is used to determine reserve estimates in substantially all of our fields.

Quarterly Results (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Results [Abstract]
QUARTERLY RESULTS

NOTE 16- QUARTERLY RESULTS (UNAUDITED)

The following tables contain selected unaudited statement of operations information for each quarter of 2011 and 2010. The Company believes that the following information reflects all normal recurring adjustments necessary for a fair presentation of the information for the periods presented. The operating results for any quarter are not necessarily indicative of results for any future period.

	Year Ended December 31, 2011
	Fourth	Third	Second	First
	Quarter	Quarter	Quarter	Quarter

Revenues	$1,944,454	$2,630,933	$2,811,429	$1,273,675

Income (loss) from operations	(6,297,854)	(939,330)	(4,069,541)	(2,052,133)

Net earnings (loss)	(7,295,537)	(3,027,618)	(4,762,881)	(3,743,187)

Net earnings per common share:

Basic and diluted	$(0.47)	$(0.19)	$(0.30)	$(0.25)

Weighted average shares outstanding

Basic and diluted	15,543,758	15,775,135	15,635,346	14,778,206

	Year Ended December 31, 2010
	Fourth	Third	Second	First
	Quarter	Quarter	Quarter	Quarter

Revenues	$1,519,702	$2,552,790	$5,194,849	$490,351

Income (loss) from operations	(4,191,728)	(5,900,630)	(792,880)	(2,242,252)

Net earnings (loss)	(6,230,293)	(7,491,246)	(3,196,779)	(2,820,715)

Net earnings per common share:

Basic and diluted	$(1.47)	$(2.53)	$(1.99)	$(1.04)

Weighted average shares outstanding

Basic and diluted	9,167,803	2,962,882	6,362,922	2,927,759

Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying unaudited interim consolidated financial statements were prepared by Recovery in accordance with generally accepted accounting principles (“GAAP”) in the United States applicable to interim financial statements and reflect all normal recurring adjustments which are, in the opinion of management, necessary to provide a fair statement of the results of operations and financial position for the interim periods.  The results of operations for the interim periods are not necessarily indicative of the results to be expected for the full fiscal year.  Such financial statements conform to the presentation reflected in the Company's Annual Report on Form 10-K/A filed with the Securities and Exchange Commission (the "SEC") for the year ended December 31, 2011.  The current interim period reported herein should be read in conjunction with the financial statements and summary of significant accounting policies and notes included in the Company's Annual Report on Form 10-K/A.

All common stock share information is retroactively adjusted for the effect of a 4:1 reverse stock split that was effective October 19, 2011.

Basis of Presentation and Principles of Consolidation

The financial statements included herein were prepared from the records of the Company in accordance with generally accepted accounting principles in the United States ("GAAP") and reflect all normal recurring adjustments which are, in the opinion of management, necessary to provide a fair statement of the results of operations and financial position for the interim periods.

Certain amounts in the December 31, 2010 consolidated financial statements have been reclassified to conform to the December 31, 2011 consolidated financial statement presentation. Such reclassifications had no effect on net income.

Reclassification

Reclassification

Certain amounts in the December 31, 2011 consolidated financial statements have been reclassified to conform to the September 30, 2012 consolidated financial statement presentation.  Such reclassifications had no effect on net income.

Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include Recovery Energy, Inc. and its wholly−owned subsidiaries Recovery Oil and Gas, LLC, and Recovery Energy Services, LLC.  All intercompany accounts and transactions have been eliminated in consolidation.  Both subsidiaries were inactive and were dissolved in the fourth quarter of 2011.

Principle of Consolidation

The accompanying consolidated financial statements include Recovery Energy, Inc. and its wholly−owned subsidiaries Recovery Oil and Gas, LLC, and Recovery Energy Services, LLC. All intercompany accounts and transactions have been eliminated in consolidation.  Both subsidiaries were inactive and were dissolved in the 4th quarter of 2011.

Use of Estimates

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of oil and gas reserves, assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  We evaluate our estimates on an ongoing basis and base our estimates on historical experience and on various other assumptions we believe to be reasonable under the circumstances.  Although actual results may differ from these estimates under different assumptions or conditions, we believe that our estimates are reasonable.  Our most significant financial estimates are associated with our estimated proved oil and gas reserves as well as valuation of common stock used in issuances of common stock, warrants and the valuation of the conversion rights related to the convertible debentures payable.

Use of Estimates in the Preparation of Financial Statements

The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of oil and gas reserves, assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. On an ongoing basis, management evaluates its estimates based on historical experience and on various other factors that the Company believes to be reasonable under the circumstances. Actual results could differ from those estimates.

Our most significant financial estimates are associated with our estimated proved oil and gas reserves as well as valuation of common stock used in various issuances of common stock, options and warrants. Significant financial estimates are also required for the analysis of impairment of oil and gas properties.

Liquidity

Liquidity

Cash used in operating activities during the nine months ended September 30, 2012 was $2.75 million; this use of cash, coupled with the cash used in investing activities, exceeded cash provided by financing activities by $2.0 million, and resulted in a corresponding decrease in cash.  This net use of cash also substantially contributed to a $2.20 million decrease in working capital as of September 30, 2012 as compared to working capital as of December 31, 2011.

In the immediate term, the Company expects that additional capital will be required to fund its remaining capital budget for 2012, partially to fund some of its ongoing overhead, and to provide additional capital to generally improve its working capital position.  In March 2012, the Company secured commitments to fund up to $5.0 million of additional convertible debentures, all of which had been funded as of September 30, 2012.  (See Note 7—Loan Agreements.)

Pursuant to our credit agreements with Hexagon, LLC (“Hexagon”), a substantial portion of our monthly net revenues from our producing properties is required to be used for debt and interest payments.  In addition, our debt instruments contain provisions that, absent consent of the lenders, may restrict our ability to raise additional capital.  Also, the Hexagon debt is currently due on December 31, 2013, and will need to be extended or retired prior to that date.

The Company will continue to pursue alternatives to address its working capital position and capital structure and to provide funding for the balance of its planned 2012 expenditures.

Liquidity

Cash used in operating activities during the year ended December 31, 2011 was $.6 million and cash used in investing activities exceeded cash provided by financing activities by approximately $2.2 million. This net cash use contributed to a substantial decrease in our net working capital as of December 31, 2011.  Expenditures subsequent to December 31, 2011 have continued to exceed cash receipts, causing a further reduction of the Company’s working capital position.

In the immediate term, the Company expects that additional capital will be required to fund its capital budget for 2012, partially to fund some of its ongoing overhead, and to provide additional capital to generally improve its working capital position. We anticipate that these capital requirements will be funded by a combination of capital raising activities, including the selling of additional debt and/or equity securities and the selling of certain assets. If we are not successful in obtaining sufficient cash sources to fund the aforementioned capital requirements, we may be required to curtail our expenditures, restructure our operations, sell assets on terms which may not be deemed favorable and/or curtail other aspects of our operations, including deferring portions of our 2012 capital budget.

Pursuant to our credit agreements with Hexagon, a substantial portion of our monthly net revenues derived from our producing properties is required to be used for debt and interest payments.  In addition, our debt instruments contain provisions that, absent consent of the Lenders, may restrict our ability to raise additional capital.

Since inception, the Company raised approximately $72 million in cash generally through private placements of debt and equity securities. In December 2011, the Company sold certain undeveloped acreage for total proceeds of $4.5 million.  During 2011, Hexagon agreed to temporarily suspend for five months the requirement to remit monthly net revenues of approximately $2,000,000 in the aggregate as payment on the Hexagon debt. In November 2011, Hexagon extended the maturity date of their notes to January 1, 2013, and also advanced an additional $309,000 to the Company. The Company repaid the $309,000 advance in February 2012.  In March 2012, Hexagon extended the maturity date of their notes to June 30, 2013, and in connection therewith, the Company agreed to make minimum note payments of $325,000, effective immediately.  The Company will continue to pursue alternatives to shore up its working capital position and to provide funding for its planned 2012 expenditures.

Oil and Gas Producing Activities

Oil and Gas Producing Activities

The Company follows the full cost method of accounting for oil and gas operations whereby all costs related to the exploration, development and acquisition of oil and natural gas reserves are capitalized.  Such costs include land acquisition costs, geological and geophysical expenses, carrying charges on non-producing properties, costs of drilling, developing and completing productive wells and/or plugging and abandoning non-productive wells, and any other costs directly related to acquisition and exploration activities.  Proceeds from property sales are generally applied as a credit against capitalized exploration and development costs, with no gain or loss recognized, unless such a sale would significantly alter the relationship between capitalized costs and the proved reserves attributable to these costs.  A significant alteration would typically involve a sale of 25% or more of proved reserves.

Depletion of exploration and development costs and depreciation of production equipment is computed using the units-of-production method based upon estimated proved oil and gas reserves.  Costs included in the depletion base to be amortized include (a) all proved capitalized costs including capitalized asset retirement costs net of estimated salvage values, less accumulated depletion, (b) estimated future development cost to be incurred in developing proved reserves; and (c) estimated dismantlement and abandonment costs, net of estimated salvage values, that are not otherwise included in capitalized costs.

The costs of unevaluated properties are withheld from the depletion base until it is determined whether or not proved reserves can be assigned to the properties.  The properties are reviewed quarterly for impairment.  When proved reserves are assigned to such properties or one or more specific properties are deemed to be impaired, the cost of such properties or the amount of the impairment is added to full cost pool which is subject to depletion calculations.

Under the full cost method of accounting, capitalized oil and gas property costs less accumulated depletion and net of deferred income taxes may not exceed an amount equal to sum of i.) the present value, discounted at 10%, of estimated future net revenues from proved oil and gas reserves, plus ii.) the cost of unproved properties not subject to amortization (without regard to estimates of fair value), or estimated fair value, if lower, of unproved properties that are not subject to amortization.  Should capitalized costs exceed this ceiling, an impairment expense is recognized.

The present value of estimated future net revenues was computed by applying a twelve month average of the first day of the month price of oil and gas to estimated future production of proved oil and gas reserves as of period-end, less estimated future expenditures to be incurred in developing and producing the proved reserves (assuming the continuation of existing economic conditions), less any applicable future taxes.

The Company recognized impairment charges of $3.27 million during the nine months ended September 30, 2012.

Oil and Gas Producing Activities

The Company follows the full cost method of accounting for oil and gas operations whereby all costs related to the exploration, development and acquisition of oil and natural gas reserves are capitalized. Such costs include land acquisition costs, geological and geophysical expenses, carrying charges on non-producing properties, costs of drilling, developing and completing productive wells and/or plugging and abandoning non-productive wells, and any other costs directly related to acquisition and exploration activities. Proceeds from property sales are generally applied as a credit against capitalized exploration and development costs, with no gain or loss recognized, unless such a sale would significantly alter the relationship between capitalized costs and the proved reserves attributable to these costs. A significant alteration would typically involve a sale of 25% or more of proved reserves.

Depletion of exploration and development costs and depreciation of production equipment is computed using the units-of-production method based upon estimated proved oil and gas reserves. Costs included in the depletion base to be amortized include (a) all proved capitalized costs including capitalized asset retirement costs net of estimated salvage values, less accumulated depletion, (b) estimated future development cost to be incurred in developing proved reserves, and (c) estimated dismantlement and abandonment costs, net of estimated salvage values, that are not otherwise included in capitalized costs.

Under the full cost method of accounting, capitalized oil and gas property costs less accumulated depletion and net of deferred income taxes may not exceed an amount equal to sum of i.) the present value, discounted at 10%, of estimated future net revenues from proved oil and gas reserves, plus ii.) the cost of unproved properties not subject to amortization (without regard to estimates of fair value), or estimated fair value, if lower, of unproved properties that are not subject to amortization. Should capitalized costs exceed this ceiling, an impairment expense is recognized.  As of December 31, 2011, the Company recognized an impairment of $2,821,176. During the year ended December 31, 2010 and period ended December 31, 2009, no impairment charges were recognized.

The present value of estimated future net revenues was computed by applying a twelve month average of the first day of the month price of oil and gas to estimated future production of proved oil and gas reserves as of period-end, less estimated future expenditures to be incurred in developing and producing the proved reserves (assuming the continuation of existing economic conditions), less any applicable future taxes.

Wells in Progress

Wells in Progress

Wells in progress represent wells that are currently in the process of being drilled or completed or otherwise under evaluation as to their potential to produce oil and gas reserves in commercial quantities.  Such wells continue to be classified as wells in progress and withheld from the depletion calculation and the ceiling test until such time as either proved reserves can be assigned, or the wells are otherwise abandoned.  Upon either the assignment of proved reserves or abandonment, the costs for these wells are then transferred to the full cost pool and become subject to both depletion and the ceiling test calculations.  During the nine months ended September 30, 2012, the Company transferred $4.98 million of costs from wells in progress in to the full cost pool.

Wells in Progress

Wells in progress represent wells that are currently in the process of being drilled or completed or otherwise under evaluation as to their potential to produce oil and gas reserves in commercial quantities. Such wells continue to be classified as wells in progress and withheld from the depletion calculation and the ceiling test until such time as either proved reserves can be assigned, or the wells are otherwise abandoned. Upon either the assignment of proved reserves or abandonment, the costs for these wells are then transferred to exploration and development costs and become subject to both depletion and the ceiling test calculations in future periods. At December 31, 2011, the Company had two wells in progress, both of which have been drilled and completed and are pending evaluation as to their potential to produce commercial quantities of oil and gas reserves.

Loss per Common Share

Loss per Common Share

Earnings (losses) per share are computed based on the weighted average number of common shares outstanding during the period presented. Diluted earnings (losses)  per share are computed using the weighted-average number of common shares outstanding plus the number of common shares that would be issued assuming exercise or conversion of all potentially dilutive common shares.  Potentially dilutive securities, such as conversion derivatives and stock purchase warrants, are excluded from the calculation when their effect would be anti-dilutive.  As of September 30, 2012, a total of 6,238,900 and 3,152,941, respectively of outstanding warrants and derivative shares related to convertible debentures payable have been excluded from the diluted share calculations as they were anti-dilutive as a result of net losses incurred.  Accordingly, basic shares equal diluted shares for all periods presented.

Loss per Common Share

Basic earnings (loss) per share is based on the weighted average number of common shares outstanding during the period presented.  In addition to common shares outstanding, diluted loss per share is computed using the weighted-average number of common shares outstanding plus the number of common shares that would be issued assuming exercise or conversion of all potentially dilutive common shares. Potentially dilutive securities, such as stock grants and stock purchase warrants, are excluded from the calculation when their effect would be anti-dilutive. For the years ended December 31, 2011 and December 31, 2010, outstanding warrants and derivatives of 5,638,900 and 5,764,233, respectively, have been excluded from the diluted share calculations as they were anti-dilutive as a result of net losses incurred. Accordingly, basic shares equal diluted shares for all periods presented. On October 16, 2011, the Company affected a 4:1 reverse stock split.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

The Company evaluates the pronouncements of various authoritative accounting organizations to determine the impact of new GAAP pronouncements and the impact on the Company.

In December 2011, the Financial Accounting Standard Board (“FASB”) issued Accounting Standards Update (“ASU”) 2011-11, Balance Sheet (Topic 210):  Disclosures about Offsetting Assets and Liabilities.  This ASU requires the Company to disclose both net and gross information about assets and liabilities that have been offset, if any, and the related arrangements. The disclosures under this new guidance are required to be provided retrospectively for all comparative periods presented. The Company is required to implement this guidance effective for the first quarter of fiscal 2014 and does not expect the adoption of ASU 2011-11 to have a material impact on its financial statements.

Various other accounting standards updates recently issued, most of which represented technical corrections to the accounting literature or were applicable to specific industries, are not expected to a have a material impact on the Company's financial position, results of operations or cash flows.

Recently Issued Accounting Pronouncements The Company did not adopt any new authoritative guidance for the year ended December 31, 2011 that had a material impact on its financial statements.
Cash and Cash Equivalents		Cash and Cash Equivalents Cash and cash equivalents include cash in banks and highly liquid debt securities which have original maturities of 90 days or less at the purchase date.
Restricted Cash		Restricted Cash Restricted cash consists of severance and ad valorem tax proceeds which are payable to various tax authorities and amounts restricted pursuant to our loan agreements.
Accounts Receivable

Accounts Receivable

The Company records estimated oil and gas revenue receivable from third parties at its net revenue interest. The Company also reflects costs incurred on behalf of joint interest partners in accounts receivable. Management periodically reviews accounts receivable amounts for collectability and records its allowance for uncollectible receivables under the specific identification method. The Company did not record any allowance for uncollectible receivables for years ended December 31, 2011or December 31, 2010.  Receivables which derive from sales of certain oil and gas production are collateral for our Loan Agreements (see Note 7).

During the year ended December 31, 2010, the Company wrote off a note receivable for $400,000 as a bad debt expense (see Note 13). During the year ended December 31, 2011 and period ended December 31, 2009, no receivable amounts were written off to bad debt expense.

Assets Held For Sale		Assets Held For Sale Assets held for sale are recorded at the lower of cost or estimated net realizable value. As of December 31, 2011 and 2010, the Company did not have any assets held for sale.
Concentration of Credit Risk

Concentration of Credit Risk

The Company's cash, cash equivalents and short-term investments are invested at major financial institutions primarily within the United States. At December 31, 2011 and December 2010, the Company’s cash and cash equivalents were maintained in accounts that are insured up to the limit determined by the federal governmental agency. The Company may at times have balances in excess of the federally insured limits.

The Company's receivables are comprised of oil and gas revenue receivables and joint interest billings receivable. The amounts are due from a limited number of entities. Therefore, the collectability is dependent upon the general economic conditions of the few purchasers and joint interest owners. The receivables are not collateralized. However, to date the Company has had minimal bad debts.

Significant Customers

Significant Customers

During the year ended December 31, 2011 and December 31, 2010, approximately 76% and 64%, respectively, of the Company's revenue sold to one customer, Shell Trading (US). However, the Company does not believe that the loss of a single purchaser, including Shell Trading (US), would materially affect the Company's business because there are numerous other purchasers in the area in which the Company sells its production.

Unproved Properties

Unproved Properties

The costs of unproved properties are withheld from the depletion base until it is determined whether or not proved reserves can be assigned to the properties. The properties are reviewed quarterly for impairment. When proved reserves are assigned to such properties or one or more specific properties are deemed to be impaired, the cost of such properties or the amount of the impairment is added to costs subject to depletion calculations. During the year ended December 31, 2011, the Company impaired $3,861,875 of unproved property value.  During the years ending December 31, 2010 and December 31, 2009, no impairment was recorded.

Deferred Financing Costs

Deferred Financing Costs

 As of December 31, 2011 and December 31, 2010, the Company recorded unamortized deferred financing costs of approximately $2.3 million and $3.2 million, respectively, related to the closing of its loans and credit agreements (see Note 7). Deferred financing costs include origination (warrants issued and overriding royalty interests assigned to our lender), legal and engineering fees incurred in connection with the Company's credit facility, which are being amortized over the term of the credit facility. The Company recorded amortization expense of approximately $5.0 million and $4.0 million, respectively, in the years ended December 31, 2011 and December 31, 2010.

Prepaid Advisory Fees

Prepaid Advisory Fees

The Company accounts for prepaid advisory services with the total consideration amortized over the underlying service agreement period. As of December 31, 2011 and 2010 prepaid financial advisory fees were approximately $574,000 and $979,000, respectively.  The prepaid fees were paid with non-cash consideration (shares of our common stock and warrants exercisable for shares of our common stock issued to our financial advisors) initially issued in 2010 in the amount of $1,234,000.  This amount is being amortized over the term of the underlying agreement. The Company amortized $405,000 and $247,000, respectively of prepaid fees during the years ended December 31, 2011 and December 31, 2010.

The following schedule details the future expense of the prepaid advisory fees.

2012	$405,289
2013	168,871
Total	$574,160

Property and Equipment
Property and Equipment

Property and equipment (other than the full cost pool) are stated at cost. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets. The estimated useful lives of property and equipment range from one to 7 years. The Company recorded $34,000 and $5,000 of depreciation for the years ended December 31, 2011 and December 31, 2010, respectively.

Impairment of Long-lived Assets

Impairment of Long-lived Assets

The Company accounts for long-lived assets (other than the full cost pool), which include property and equipment, prepaid advisory fees, and identifiable intangible assets with finite useful lives (subject to amortization, depletion, and depreciation), whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability is measured by comparing the carrying amount of an asset to the expected undiscounted future net cash flows generated by the asset. If it is determined that the asset may not be recoverable, and if the carrying amount of an asset exceeds its estimated fair value, an impairment charge is recognized to the extent of the difference.

For the period ended December 31, 2009, the Company recorded impairment expense of $2,750,000 related to the two medium depth drilling rigs. As of December 31, 2011 and 2010, no impairment has been recorded for long lived assets other than the impairment of its capitalized oil and gas property costs during 2011 as discussed above.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

As of December 31, 2011 and 2010, the carrying value of cash and cash equivalents, short-term investments, accounts receivable, accounts payable, accrued expenses, interest payable and customer deposits approximates fair value due to the short-term nature of such items. The carrying value of other long-term liabilities approximates fair value as the related interest rates approximate rates currently available to Recovery Energy, certain other assets and liabilities are measured at fair value as discussed in Note 6.

Commodity Derivative Instrument

Commodity Derivative Instrument

The Company utilizes swaps to reduce the effect of price changes on a portion of our future oil production. On a monthly basis, a swap requires us to pay the counterparty if the settlement price exceeds the strike price and the same counterparty is required to pay us if the settlement price is less than the strike price. The objective of the Company's use of derivative financial instruments is to achieve more predictable cash flows in an environment of volatile oil and gas prices and to manage its exposure to commodity price risk. While the use of these derivative instruments limits the downside risk of adverse price movements, such use may also limit the Company's ability to benefit from favorable price movements. The Company may, from time to time, add incremental derivative contracts to hedge additional production, restructure existing derivative contracts or enter into new transactions to modify the terms of current contracts in order to realize the current value of the Company's existing positions (see Note 5).

The use of derivatives involves the risk that the counterparties to such instruments will be unable to meet the financial terms of such contracts. The Company's derivative contracts are currently with one counterparty. The Company has netting arrangements with the counterparty that provide for the offset of payables against receivables from separate derivative arrangements with the counterparty in the event of contract termination. The derivative contracts may be terminated by a non-defaulting party in the event of default by one of the parties to the agreement (see Note 5).

Revenue Recognition

Revenue Recognition

The Company recognizes oil and gas revenues from its interests in producing wells when production is delivered to, and title has transferred to, the purchaser and to the extent the selling price is reasonably determinable.

Asset Retirement Obligation

Asset Retirement Obligation

The Company incurs retirement obligations for certain assets at the time they are placed in service. The fair values of these obligations are recorded as liabilities on a discounted basis. The costs associated with these liabilities are capitalized as part of the related assets and depreciated. Over time, the liabilities are accreted for the change in their present value.

For purposes of depletion calculations, the Company also includes estimated dismantlement and abandonment costs, net of salvage values, associated with future development activities that have not yet been capitalized as asset retirement obligations.

Asset retirement obligations incurred are classified as Level 3 (unobservable inputs) fair value measurements. The asset retirement liability is allocated to operating expense using a systematic and rational method. As of December 31, 2011 and 2010, the Company recorded a net asset of $592,150 and $540,707 and a related liability of $612,874 and $507,280 (see Note 6).

The information below reconciles the value of the asset retirement obligation for the periods presented:

	For the years ended December 31,
	2011	2010
Balance, beginning of period	$507,280	-
Liabilities incurred	61,469	478,208
Accretion expense	44,125	28,042
Change in estimate	-	1,030
Balance, end of period	$612,874	$507,280

Share Based Compensation

Share Based Compensation

The Company measures the fair value of share-based compensation expense awards made to employees and directors, including stock options, restricted stock and employee stock purchases related to employee stock purchase plans, on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense ratably over the requisite service periods. The measurement of share-based compensation expense is based on several criteria, including but not limited to the valuation model used and associated input factors, such as expected term of the award, stock price volatility, risk free interest rate, dividend rate and award cancellation rate. These inputs are subjective and are determined using management’s judgment. If differences arise between the assumptions used in determining share-based compensation expense and the actual factors, which become known over time, Recovery may change the input factors used in determining future share-based compensation expense.

Recovery accounts for option grants to non-employees whereby the fair value of such options is determined using the Black-Scholes option pricing model at the earlier of the date at which the non-employee’s performance is complete or a performance commitment is reached (Note 12).

Warrant Modification Expense

Warrant Modification Expense

The Company accounts for the modification of warrants as an exchange of the old award for a new award. The incremental value is measured as the excess, if any, of the fair value of the modified award over the fair value of the original award immediately before modification, and is either expensed as a period expense or amortized over the performance or vesting date. We estimate the incremental value of each warrant using the Black-Scholes option pricing model. The Black-Scholes model is highly complex and dependent on key estimates by management. The estimate with the greatest degree of subjective judgment is the estimated volatility of our stock price (Note 12).

Income Taxes

Income Taxes

For tax reporting, the Company continues to file its tax returns on an April 30 year end, which is the legal tax year end of its predecessor.

The Company uses the asset liability method in accounting for income taxes. Deferred tax assets and liabilities are recognized for temporary differences between financial statement carrying amounts and the tax bases of assets and liabilities, and are measured using the tax rates expected to be in effect when the differences reverse. Deferred tax assets are also recognized for operating loss and tax credit carry forwards. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the results of operations in the period that includes the enactment date. A valuation allowance is used to reduce deferred tax assets when uncertainty exists regarding their realization.

We recognize tax benefits only for tax positions that are more likely than not to be sustained upon examination by tax authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50 percent likely to be realized upon settlement.  A liability for “unrecognized tax benefits” is recorded for any tax benefits claimed in our tax returns that do not meet these recognition and measurement standards.  As of December 31, 2011, the Company has determined that no liability is required to be recognized.

Our policy is to recognize any interest and penalties related to unrecognized tax benefits in income tax expense. However, we did not accrue interest or penalties at December 31, 2011 and December 31, 2010, because the jurisdiction in which we have unrecognized tax benefits does not currently impose interest on underpayments of tax and we believe that we are below the minimum statutory threshold for imposition of penalties. We do not expect that the total amount of unrecognized tax benefits will significantly increase or decrease during the next 12 months. The earliest years remaining subject to examination are April 30, 2010 and 2009.

Financial Instruments and Derivatives (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Financial Instruments and Derivatives [Abstract]
Amounts of gains (losses) recognized as a result of derivative financial instruments

	Three months ended September 30,		Nine months ended September 30,
	2012	2011	2012	2011
Realized gain on commodity price derivatives	$37,341	$733,830	$49,729	$402,256
Unrealized gains (losses) on commodity price derivatives	$(130,000)	$-	$445,609	$222,788

	For the Year Ended December 31,
	2011	2010	2009(1)
Realized gain on oil price hedges	$625,043	$570,233	$-
Unrealized loss oil price hedges	$(75,609)	$(398,840)	$-

(1)	Prior to January 1, 2010, the Company did not enter any derivative financial instruments.

Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value Of Financial Instruments [Abstract]
Summary of fair value of assets and liabilities measured at fair value

September 30, 2012

	Level 1	Level 2	Level 3	Total
Assets
Commodity derivative instruments	$-	$370,000	$-	$370,000
Total assets, at fair value	$-	$370,000	$-	$370,000

Liability
Convertible debentures conversion derivative liability	$-	$-	$(1,300,000)	$(1,300,000)
Total liability, at fair value	$-	$-	$(1,300,000)	$(1,300,000)

December 31, 2011

	Level 1	Level 2	Level 3	Total
Liability
Commodity derivative instruments	$-	$(75,609)	-	$(75,609)
Convertible debentures conversion derivative liability	-	-	(1,300,000)	(1,300,000)
Total liability at fair value	$-	$(75,609)	$(1,300,000)	$(1,375,609)

December 31, 2011

	Level 1	Level 2	Level 3	Total
Liability
Derivative instruments	$-	$(75,609)	$-	$(75,609)
Convertible notes payable Conversion feature	-	-	(1,300,000)	(1,300,000)
Total liability at fair value	$-	$(75,609)	$(1,300,000)	$(1,375,609)

December 31, 2010

	Level 1	Level 2	Level 3	Total
Liability
Derivative instruments	$-	$(398,840)	$-	$(398,840)
Total liability at fair value	$-	$(398,840)	$-	$(398,840)

Summary of changes in fair value of Level 3 financial assets and liabilities

Beginning balance, December 31, 2011	$(1,300,000)
Convertible debentures conversion derivative gain	700,000
Additions to derivative liability from Supplemental Debenture	(700,000)
Ending balance, September 30, 2012	$(1,300,000)

Convertible debt feature (1)
Beginning balances, December 31, 2010	-
Additions of convertible debt feature	(1,300,000)
Ending balance as of December 31, 2011	(1,300,000)

Loan Agreements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Loan Agreements [Abstract]
Summary of convertible debt
	As of	As of
	September 30, 2012	December 31, 2011
Convertible debentures	$13,400,000	$8,400,000
Debt discount	(3,804,947)	(3,470,932)
Total convertible debentures, net	$9,595,053	$4,929,068

As of December 31, 2011
Convertible debt	8,400,000
Debt discount	(3,470,932)
Total convertible debt, net	4,929,068

Summary of annual debt maturities
Year 1	$873,142
Year 2	32,819,197
Thereafter	-
Total	$33,692,339

2012	1,150,966
2013	20,129,670
2014	8,400,000
Thereafter	--
Total	29,680,636

Shareholders' Equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Stockholders Equity [Abstract]
Summary of warrant activity
		Weighted-Average
	Warrants	Exercise Price
Outstanding at December 31, 2011	5,638,900	$7.04
Granted	600,000	5.00
Exercised, forfeited, or expired	-	-
Outstanding at September 30, 2012	6,238,900	$6.84

	Warrants (1)	Weighted-Average Exercise Price (1)
Outstanding at December 31, 2009	187,500	$14.00
Granted	6,430,233	6.68
Exercised, forfeited, or expired	(853,500)	6.00
Outstanding at December 31, 2010	5,764,233	7.04
Granted	250,000	6.00
Exercised, forfeited, or expired	(375,333)	6.16
Outstanding at December 31, 2011	5,638,900	$6.33

(1)	On October 17, 2011, the Company performed a 4:1 reverse stock split. The values shown are reflecting the reverse stock split.

Estimating fair value of warrants issued
	For the years ended December 31,
	2011	2010
Weighted-average volatility	97%	80%
Expected dividends	0.00%	0.00%
Expected term (in years)	3 – 5	3 – 5
Risk-free rate	2.02%	1.49%

Share Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Share Based Compensation [Abstract]
Summary of restricted stock grant activity
Shares
Balance outstanding at December 31, 2011	2,340,235
Granted	356,865
Vested	(385,749)
Expired	(25,167)
Balance outstanding at September 30, 2012	2,286,184

Shares (1)
Outstanding at March 6,2009	$-
Granted	371,050
Vested	-
Outstanding at December 31, 2009	371,050

Granted	1,864,747
Vested	-
Outstanding at December 31, 2010	2,235,797

Granted	932,500
Vested	(828,062)
Outstanding at December 31, 2011	$2,340,235

(1)	On October 17, 2011, the Company affected a 4:1 reverse stock split. The values shown are reflecting the reverse stock split.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Summary Of Significant Accounting Policies [Abstract]
Summary of future expense of the prepaid advisory fees
2012	$405,289
2013	168,871
Total	$574,160

Reconciliation of the value of asset retirement obligation

	For the years ended December 31,
	2011	2010
Balance, beginning of period	$507,280	-
Liabilities incurred	61,469	478,208
Accretion expense	44,125	28,042
Change in estimate	-	1,030
Balance, end of period	$612,874	$507,280

Oil and Gas Properties (Tables)	12 Months Ended
Dec. 31, 2011
Oil and Gas Properties [Abstract]
Summary of the fair values of assets acquired and liabilities assumed for each acquisition

	Wilke Field	Albin Field	State Line Field
Consideration given:
Cash payment funded by debt	$4,500,000	$6,000,000	$15,000,000
Stock	-	412,500	1,875,000
Total consideration attributable to allocation	$4,500,000	$6,412,500	$16,875,000

Allocation of purchase price:

Proved oil and gas properties	$4,418,267	$4,675,099	$15,529,268
Unproved oil and gas properties	83,200	1,791,619	1,070,975

Total fair value of oil and gas properties acquired	4,501,467	6,466,718	16,600,243
Oil and gas revenue receivable	195,594	-	-

Total assets	4,697,061	6,466,718	16,600,243

Accounts payable	-	-	(52,147)
Asset retirement obligation	(197,061)	(54,218)	(149,151)

Total liabilities acquired	(197,061)	(54,218)	(201,298)

Net assets acquired	$4,500,000	$6,412,500	$16,398,945

Supplemental information:
Value attributable to ORRI paid to lender	$-	$(175,322)	$(158,685)
Value attributable to ORRI awarded to management	$(125,220)	$(701,290)	$(317,370)

Summary of pro forma results of operations

	For the Year Ended December 31,
	2010	2009
	(Unaudited)	(Unaudited)
Operating revenues	$12,941,108	$6,070,500

Operating loss	$(10,599,304)	$(29,001,745)

Net loss	$(19,063,015)	$(33,489,536)

Pro forma loss per common share:
Basic and diluted	$(2.08)	$(12.92)

Summary of oil and gas property costs
As of December 31, 2011
Leasehold acquisitions
2010	$33,605,594
2011	12,091,887
Unevaluated properties	45,697,481

Wells in progress exploration 2011	6,425,509
Total	$52,122,990

Wells in Progress (Tables)	12 Months Ended
Dec. 31, 2011
Wells In Progress [Abstract]
Net changes in capitalized additions to wells in progress

	For the Year Ended December 31,
	2011	2010
Beginning balance	$1,219,254	-
Additions to capital wells in progress costs	8,904,532	1,219,254
Reclassifications to proved properties	(3,698,563)	-

Ending balance	$6,425,509	$1,219,254

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Schedule of changes in deferred tax liabilities and deferred tax assets

	2011	2010
Deferred tax assets:
Oil and gas properties and equipment	$(515,123)	$(1,335,490)
Net operating loss carry-forward	11,291,513	7,285,426
Share based compensation	4,675,241	3,902,007
Abandonment obligation	205,145	188,728
Derivative instruments	176,514	148,384
Other	(91,304)	(30,896)
Total deferred tax asset	15,741,986	10,158,159
Valuation allowance	(15,741,986)	(10,158,159)
Net deferred tax asset	$-	$-

Reconciliation of the Company’s effective tax rate to the expected federal tax rate

	2011	2009
Effective federal tax rate	35.00%	35.00%
Effect of permanent differences	-7.54%	-21.78%
State tax rate	2.20%	2.20%
Change in rate	0.00%	-0.23%
Other	0.00%	3.07%
Valuation allowance	-29.66%	-18.26%
Net	0%	0%

Supplemental Oil And Gas Reserve Information (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Supplemental Oil and Gas Reserve Information [Abstract]
Schedule of proved developed and undeveloped oil and gas reserve

	Crude Oil (Bbls)	Natural Gas (Mcf)
December 31, 2009	-	-
Purchase of reserves	643,955	-
Revisions of previous estimates	123,679	-
Extensions and discoveries	58,463	323,493
Sale of reserves	-	-
Production	(133,709)	(14,914)
December 31, 2010	692,388	308,579
Purchase of reserves	-	-
Revisions of previous estimates	(268,718)	(44,919)
Extensions, discoveries	266,000	-
Sale of reserves
Production	(81,433)	(115,583)
December 31, 2011	608,237	148,077
Proved Developed Reserves, included above:
Balance, December 31, 2009	-	-
Balance, December 31, 2010	277,669	308,579
Balance, December 31, 2011	215,693	148,077
Proved Undeveloped Reserves, included above:
Balance, December 31, 2009	-	-
Balance, December 31, 2010	414,719	-
Balance, December 31, 2011	392,545	-

Summary of future net cash flows relating to proved oil and gas

	For the Year Ended December 31, (in thousands)
	2011	2010	2009 (1)
Future oil and gas sales	$55,295	$51,816	$-
Future production costs	(16,579)	(11,614)	-
Future development costs	(8,481)	(8,063)	-
Future income tax expense (2)	-	-	-

Future net cash flows	30,235	32,139	-
10% annual discount	(10,221)	(8,544)	-

Standardized measure of discounted future net cash flows	$20,014	$23,595	$-

(1)	Prior to January 2010, the Company did not own any oil and gas assets.

(2)
Our calculations of the standardized measure of discounted future net cash flows include the effect of estimated future income tax expenses for all years reported. We expect that all of our Net Operating Loss’ (“NOL”) will be realized within future carry forward periods. All of the Company's operations, and resulting NOLs, are attributable to our oil and gas assets. There were no taxes in any year as the tax basis and NOL's exceeded the future net revenue.

Summary of change in the standardized measure of discontinued future net cash flows

	2011	2010	2009 (1)
Balance at beginning of period	$23,595	$-	$-
Sales of oil and gas, net	(5,342)	(7,655)	-
Net change in prices and production costs	8,006	3,084	-
Net change in future development costs	-	(4,563)	-
Extensions and discoveries	5,883	5,067	-
Acquisition of reserves		18,967	-
Sale of reserves		-	-
Revisions of previous quantity estimates	(14,804)	5,245	-
Previously estimated development costs incurred		-	-
Net change in income taxes		-	-
Accretion of discount	2,360	2,043	-
Other	316	1,407	-
Balance at end of period	$20,014	$23,595	$-

Quarterly Results (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2011
Quarterly Results [Abstract]
Summary of quarterly financial data

	Year Ended December 31, 2011
	Fourth	Third	Second	First
	Quarter	Quarter	Quarter	Quarter

Revenues	$1,944,454	$2,630,933	$2,811,429	$1,273,675

Income (loss) from operations	(6,297,854)	(939,330)	(4,069,541)	(2,052,133)

Net earnings (loss)	(7,295,537)	(3,027,618)	(4,762,881)	(3,743,187)

Net earnings per common share:

Basic and diluted	$(0.47)	$(0.19)	$(0.30)	$(0.25)

Weighted average shares outstanding

Basic and diluted	15,543,758	15,775,135	15,635,346	14,778,206

	Year Ended December 31, 2010
	Fourth	Third	Second	First
	Quarter	Quarter	Quarter	Quarter

Revenues	$1,519,702	$2,552,790	$5,194,849	$490,351

Income (loss) from operations	(4,191,728)	(5,900,630)	(792,880)	(2,242,252)

Net earnings (loss)	(6,230,293)	(7,491,246)	(3,196,779)	(2,820,715)

Net earnings per common share:

Basic and diluted	$(1.47)	$(2.53)	$(1.99)	$(1.04)

Weighted average shares outstanding

Basic and diluted	9,167,803	2,962,882	6,362,922	2,927,759

Organization (Details)	1 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2011	Sep. 30, 2012 acre	Dec. 31, 2011 acre
Organization (Textual)
Land for crude oil and natural gas		126,000	130,000
Reverse stock split	4:1	four-for-one	four-for-one

Summary of Significant Accounting Policies (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of future expense of the prepaid advisory fees
2012		$ 405,289
2013		168,871
Total	$ 304,402	$ 574,160	$ 979,449

Summary of Significant Accounting Policies (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of the value of asset retirement obligation
Beginning Balance	$ 507,280
Liabilities incurred	61,469	478,208
Accretion expense	44,125	28,042
Change in estimate		1,030
Balance	$ 612,874	$ 507,280

Summary of Significant Accounting Policies (Details Textual) (USD $)	1 Months Ended		3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2012	Oct. 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2009	Dec. 31, 2011 Well	Dec. 31, 2010	Dec. 31, 2009
Summary of Significant Accounting Policies (Textual)
Conversion ratio of reverse stock split (effective October 19, 2011)		4:1			four-for-one			four-for-one
Net cash provided by (used in) operating activities					$ (2,747,079)	$ 1,315,070	$ (381,239)	$ (570,247)	$ 3,758,694
Change in cash and cash equivalents					(2,009,446)	(4,882,674)	108,400	(2,821,023)	5,420,344
Decrease in working capital					2,200,000
Value of debt and equity securities raised through private placement since inception	5,000,000							72,000,000
Description of relationship between capitalized costs and the proved reserves attributable to the costs					Sale of 25% or more of proved reserves
Capitalized oil and gas property costs less accumulated depletion and net of deferred income taxes, description					The present value, discounted at 10%, of estimated future net revenues from proved oil and gas reserves, plus ii.) the cost of unproved properties not subject to amortization (without regard to estimates of fair value), or estimated fair value, if lower, of unproved properties that are not subject to amortization
Impairment of evaluated properties					3,274,718			2,821,176
Cost from well in progress					4,980,000
Outstanding warrants excluded from the diluted share calculations					6,238,900
Derivative shares related to convertible notes payable excluded from the diluted share calculations					3,152,941
Proceeds from land sold								4,500,000
Remittance of monthly net revenues on the Hexagon debt								2,000,000
Maturity Date								Jan 1, 2013
Additional advance received from Hexagon								309,000
Payment of related party advance								309,000
Payment of notes								325,000
Extended maturity date								Jun 30, 2013
Cash and cash equivalents maturity period, Maximum								90 days
Bad debt expense									400,000
Assets Held-for-sale								0	0
Percentage of revenue sold to Shell Trading (US)								76.00%	64.00%
Percentage of sale of reserves								25% or more.
Percentage of discounted estimated future net revenues								10.00%
Impairment Expense								2,821,176	0
Impairment of unproved property								3,861,875	0
Number of well in progress								2
Unamortized deferred financing costs								2,300,000	3,200,000
Amortization expense								5,000,000	4,000,000
Prepaid financial advisory fees								574,000	979,000
Prepaid fees non cash consideration paid									1,234,000
Amortization of prepaid fees								405,000	247,000
Property and equipment estimated useful life								One to 7 years
Depreciation								34,000	5,000
Impairment of long-lived assets of two medium depth drilling rigs								0	0	2,750,000
Net asset								592,150	540,707
Related liability								$ 612,874	$ 507,280
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from the diluted share calculations								5,638,900	5,638,900
Derivative [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities excluded from the diluted share calculations								5,764,233	5,764,233

Oil and Gas Properties (Details) (USD $)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011	Feb. 28, 2011	May 31, 2010	Apr. 30, 2010	Mar. 31, 2010	Jan. 31, 2010
Consideration given:
Cash payment funded by debt								$ 6,469,552	$ 1,253,780	$ 20,000,000
Total consideration attributable to allocation							2,000,000	551,519			15,000,000	6,000,000	4,500,000
Allocation of purchase price:
Oil and gas revenue receivable	168,897	161,029	397,298	446,386		547,190	68,075
Asset retirement obligation						592,150	540,707
Wilke Field [Member]
Consideration given:
Cash payment funded by debt						4,500,000
Stock
Total consideration attributable to allocation						4,500,000
Allocation of purchase price:
Proved oil and gas properties						4,418,267
Unproved oil and gas properties						83,200
Total fair value of oil and gas properties acquired						4,501,467
Oil and gas revenue receivable						195,594
Total assets						4,697,061
Accounts payable
Asset retirement obligation						(197,061)
Total liabilities acquired						(197,061)
Net assets acquired						4,500,000
Supplemental information:
Value attributable to ORRI paid to lender
Value attributable to ORRI awarded to management						(125,220)
Albin Field [Member]
Consideration given:
Cash payment funded by debt						6,000,000
Stock						412,500
Total consideration attributable to allocation						6,412,500
Allocation of purchase price:
Proved oil and gas properties						4,675,099
Unproved oil and gas properties						1,791,619
Total fair value of oil and gas properties acquired						6,466,718
Oil and gas revenue receivable
Total assets						6,466,718
Accounts payable
Asset retirement obligation						(54,218)
Total liabilities acquired						(54,218)
Net assets acquired						6,412,500
Supplemental information:
Value attributable to ORRI paid to lender						(175,322)
Value attributable to ORRI awarded to management						(701,290)
State Line Field [Member]
Consideration given:
Cash payment funded by debt						15,000,000
Stock						1,875,000
Total consideration attributable to allocation						16,875,000
Allocation of purchase price:
Proved oil and gas properties						15,529,268
Unproved oil and gas properties						1,070,975
Total fair value of oil and gas properties acquired						16,600,243
Oil and gas revenue receivable
Total assets						16,600,243
Accounts payable						(52,147)
Asset retirement obligation						(149,151)
Total liabilities acquired						(201,298)
Net assets acquired						16,398,945
Supplemental information:
Value attributable to ORRI paid to lender						(158,685)
Value attributable to ORRI awarded to management						$ (317,370)

Oil and Gas Properties (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Summary of pro forma results of operations
Operating revenues	$ 12,941,108	$ 6,070,500
Operating loss	(10,599,304)	(29,001,745)
Net loss	$ (19,063,015)	$ (33,489,536)
Pro forma loss per common share:
Basic and diluted	$ (2.08)	$ (12.92)

Oil and Gas Properties (Details 2) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Leasehold acquisitions
2010		$ 33,605,594
2011		12,091,887
Unevaluated properties	43,541,930	45,697,481	33,605,594
Wells in progress exploration 2011	3,986,919	6,425,509	1,219,397
Total oil and gas properties, at cost		$ 52,122,990

Oil and Gas Properties (Details Textual) (USD $)	1 Months Ended								3 Months Ended					9 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2011 Well	Feb. 28, 2011	Dec. 31, 2010 Well acre	Nov. 30, 2010 acre	Aug. 31, 2010 acre Well	Apr. 30, 2010	Mar. 31, 2010	Jan. 31, 2010	Sep. 30, 2012	Mar. 31, 2012	Dec. 31, 2011 Well	Sep. 30, 2011	Dec. 31, 2009 Agreement	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2009	Dec. 31, 2011 acre Well	Dec. 31, 2010 Well	Dec. 31, 2009	May 31, 2010	May 28, 2010
Oil and Gas Properties (Textual)
Number of purchase and sale agreements with Edward Mike Davis, LLC and affiliates (“Davis”)													2
Number of common stock forfeited during period													1,450,000
Estimated fair value of common stock forfeited under the purchase and sale agreements						$ 1,875,000	$ 412,500						$ 5,075,000
Business purchase price	551,519		2,000,000			15,000,000	6,000,000	4,500,000										2,000,000
Cash portion of purchase price percentage						100.00%	100.00%	100.00%
Shares issued in connection with financing		653,449	1,500,000	6,666,667		3,250,000	550,000	1,000,000
Deferred financing costs related to shares issued	5,798,546		4,875,000	12,000,000		2,780,775	737,822	2,250,000										4,875,000		1,500,000
Common stock, shares issued			14,453,592			2,500,000	750,000		18,016,143		17,436,825			18,016,143			17,436,825	14,453,592
Description of royalty interest						One percent overriding royalty interest in connection with the financing from Hexagon.	One-half percent overriding royalty in the leases and wells in connection with the financing from Hexagon.
Warrants exercised			853,500			2,000,000												853,500			2,000,000
Excercise price of warrants per share						$ 2.5
Cash paid to acquisition business	6,469,552	1,253,780																		20,000,000
Area of land farmed					240
Percentage of working interest in well			40.00%		26.00%
Area of land farmed in the state of Nebraska					533
Percentage of working interest in well in the state of Nebraska.					33.00%
Number of Wells			2		1						2						2	2
Area of oil and gas interest purchased			2,000	33,800
Area of rights acquired in base				23,000
Drilling and completion cost of wells			7,000,000															7,000,000
Amount allocated to undeveloped leases			2,000,000															2,000,000
Number of well purchase			2
Wells in progress			1,219,397						3,986,919		6,425,509			3,986,919			6,425,509	1,219,397
Number of undeveloped oil and gas leases acquisitions	2
Proceed from sale of business										1,400,000	3,100,000						4,500,000
Area of undeveloped leases sold																	2,838
Evaluated oil and gas properties			26,307,975						40,460,933		32,113,143			40,460,933			32,113,143	26,307,975
Depreciation, depletion and amortization expenses																	4,274,215	5,036,000	0
Impairment of evaluated oil and gas properties														3,274,718			2,821,176
Inventory of unevaluated leasehold period																	3 years
Carrying value of undeveloped leases											$ 11,000,000						$ 11,000,000

Wells in Progress (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Net changes in capitalized additions to wells in progress
Beginning balance	$ 1,219,254
Additions to capital wells in progress costs	8,904,532	1,219,254
Reclassifications to proved properties	(3,698,563)
Ending balance	$ 6,425,509	$ 1,219,254

Wells in Progress (Details Textual) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012 acre	Dec. 31, 2011
Wells In Progress (Textual)
Description of drilled wells produce commercial quantities of hydrocarbons	As of September 30, 2012, the Company has one well in progress that has been drilled, completed and is pending further evaluation as to its potential to ultimately produce commercial quantities of hydrocarbons.
Carrying cost of the well	$ 3.82
Carrying costs would exceed the ceiling test	1.44
Area extending the primary terms of leases	6,919
Carrying cost of the well (extending the primary terms of leases)	$ 4.1
Capitalization period of wells in progress		Less than one year

Financial Instruments and Derivatives (Details) (USD $)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010
Amounts of gains (losses) recognized as a result of derivative financial instruments
Realized gain on oil price hedges	$ 37,341	$ 733,830	$ 49,729	$ 402,256		$ 625,043	$ 570,233
Unrealized loss oil price hedges	$ (130,000)		$ 445,609	$ 398,840		$ 549,434	$ (398,840)

Financial Instruments and Derivatives (Details Textual) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Nov. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010
Financial Instruments and Derivatives (Textual)
Realized gain on settlement of commodity swaps							$ 625,000
Unrealized loss oil price hedges		(130,000)		445,609	398,840		549,434	(398,840)
Proceed from liquidation of price derivative	$ 600,000
Through December 31, 2012 [Member]
Financial Instruments and Derivatives (Textual)
Quantity of commodity swap oil per day, barrels				100			100
Commodity swap strike price, per barrel				96.25			96.25
January 1, 2013 through June 30, 2013 [Member]
Financial Instruments and Derivatives (Textual)
Quantity of commodity swap oil per day, barrels				100
Commodity swap strike price, per barrel				106.25
January 1, 2013 through December 31, 2013 [Member]
Financial Instruments and Derivatives (Textual)
Quantity of commodity swap oil per day, barrels				100
Commodity swap strike price, per barrel				96.9

Fair Value of Financial Instruments (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Liability
Derivative instruments		$ (75,609)	$ (398,840)
Convertible notes payable Conversion feature	(1,300,000)	(1,300,000)
Total liability at fair value	(1,300,000)	(1,375,609)	(398,840)
Level 1 [Member]
Liability
Derivative instruments
Convertible notes payable Conversion feature
Total liability at fair value
Level 2 [Member]
Liability
Derivative instruments		(75,609)	(398,840)
Convertible notes payable Conversion feature
Total liability at fair value		(75,609)	(398,840)
Level 3 [Member]
Liability
Derivative instruments
Convertible notes payable Conversion feature	(1,300,000)	(1,300,000)
Total liability at fair value	$ (1,300,000)	$ (1,300,000)

Fair Value of Financial Instruments (Details 1) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary of changes in fair value of Level 3 financial assets and liabilities
Beginning balances, December 31, 2011	$ (1,300,000)
Additions of convertible debt feature	(700,000)	(1,300,000)
Ending balance as of September 30, 2012	$ (1,300,000)	$ (1,300,000)

Fair Value of Financial Instruments (Details Textual) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended
	Feb. 28, 2011	Sep. 30, 2012	Dec. 31, 2011
Fair Value of Financial Instruments (Textual)
Convertible debentures issued through private placement	$ 8.4
Maturity period of senior secured convertible debentures	3 years
Senior Secured Convertible Debentures, interest rate, stated percentage	8.00%		8.00%
Additional convertible debentures issued		5
Debentures outstanding, total		$ 13.4
Debentures, convertible, conversion price (per share)	$ 9.4	$ 4.25	$ 4.25

Loan Agreements (Details) (USD $)	Sep. 30, 2012	Aug. 31, 2012	Dec. 31, 2011
Convertible debt
Convertible debt	$ 13,400,000		$ 8,400,000
Debt discount	(3,804,947)	(1,160,000)	(3,470,932)
Total convertible debt, net	9,595,053		4,929,068
Annual debt maturities
2012	873,142		1,150,966
2013	32,819,197		20,129,670
2014			8,400,000
Thereafter
Total	$ 33,692,339		$ 29,680,636

Loan Agreements (Details Textual) (USD $)	1 Months Ended												3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2012	Sep. 30, 2012	Aug. 31, 2012	Jul. 31, 2012 Well	Mar. 31, 2012	Nov. 30, 2011	Feb. 28, 2011	Dec. 31, 2010	May 31, 2010	Apr. 30, 2010	Mar. 31, 2010	Jan. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011 Well	Dec. 31, 2010 Agreement	Sep. 08, 2012	Mar. 31, 2011	May 28, 2010	Apr. 14, 2010	Mar. 25, 2010	Jan. 29, 2010
Loan Agreements (Textual)
Number of separate loan agreements																		3
Annual interest rate on loan (in percentage)																		15.00%
Maturity date of loan				Sep 30, 2013						Dec 1, 2010	Dec 1, 2010	Dec 1, 2010						Dec 31, 2013
Amount of loan agreement																						$ 15,000,000	$ 6,000,000	$ 4,500,000
Loan modification agreement															On May 28, 2010, which extended the maturity date of the loans to December 1, 2011		On May 28, 2010, which extended the maturity date of the loans to December 1, 2011
Deferred financing cost and amortized over the remaining term of the loan																					1,600,000
Warrants common stock, shares issued																					250,000
Hexagon received warrants stock, shares								853,500		2,000,000								853,500			2,000,000
Warrants exercise price, per share									$ 6									$ 6
Period of warrants that issued to purchase common stock									5 years
Additional warrants common stock, shares issued																					250,000
Total payment on the notes																	2,000,000
Suspension period for requirement to remit monthly net revenues																5 months	5 months
Temporarily advanced by Hexagon						310,000
Minimum monthly notes payments					330,000
Extended maturity date of loan agreements	Dec 31, 2013			Sep 30, 2013	Jun 30, 2013	Jan 1, 2013		Sep 1, 2011
Debt outstanding term facilities		20,290,000											20,290,000		20,290,000		0
Current portion of long term debt		870,000											870,000		870,000		0
Additional consideration to the purchasers of Supplemental Debentures					5.00%												0.00%
Proceeds from private placement				3,040,000			8,400,000
Debentures, convertible, conversion price (per share)		$ 4.25					$ 9.4						$ 4.25		$ 4.25		$ 4.25
Description of interest payment on debentures other than cash							Interest on the Debentures is payable quarterly on each May 15, August 15, November 15 and February 15 in cash or at the Company's option in shares of common stock, valued at 95% of the volume weighted average price of the common stock for the 10 trading days prior to an interest payment date.
Description of redemption price of debenture							115% of principal plus accrued interest
Period of remaining interest of the original issue date							18 months
Amount received by placement agent							400,000
Additional supplemetal debenture offering to secure funding			1,960,000				0
Increased in the carried working interest of supplemental debenture agreements due to drilled of four properties, minimum			5.00%				0.00%
Increased in the carried working interest of supplemental debenture agreements due to drilled of four properties, maximum			10.00%				0.00%
Supplemental debentures period			1 year				0 years
Proportionately reduced net profits interest rate			15.00%				0.00%
Percentage of gross sales received by placement agent							5.00%
Amortization of deferred financing costs into interest expense under private placement															130,000		88,888
Amount of deferred financing costs to be amortized		230,000					400,000								180,000		311,112
Debentures percentage							8.00%
Additional increase in the convertible debenture under supplemental debenture agreements					5,000,000												0
Convertible debentures issued through private placement							8,400,000
Number of wells are in progress				6													0
Number of wells resulted in commercial production				5													0
Number of wells plugged and abandoned from production				1													0
Investment of issuance debenture				3,690,000													0
Debt discount		3,804,947	1,160,000										3,804,947		3,804,947		3,470,932
Debt discount associated with supplement debentures amortized over remaining life of debentures															700,000		0
Estimated derivative liability		1,300,000											1,300,000		1,300,000		1,300,000			5,100,000
Estimate of inducement expense																	2,800,000
Reduction In Derivative Value																				1,300,000
Derivative gain																	3,800,000
Amortized debt discount													710,000		1,650,000		0
Shares issued by company acting as placement agent of supplemental debentures																	0		50,000
Value of Shares issued by company to T.R. Winston & Company LLC for acting as placement agent of supplemental debentures																	0		230,000
Amortization of deferred financing costs into interest expense															10,000		0
Deferred financing costs to be amortized															220,000		0
Interest expense incurred													2,150,000	2,140,000	6,320,000	6,120,000	8,218,000	6,600,000
Non-cash interest expense and amortization of the deferred financing costs													$ 1,290,000	$ 1,500,000	$ 3,800,000	$ 3,700,000	$ 5,000,000	$ 4,000,000

Commitments and Contingencies (Details) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Well
Commitments and Contingencies (Textual)
Liquidated damages under registration rights agreements, no of shares			3.2
Liquidated damages under registration rights agreements, monthly charges			$ 230,000
Liquidated damages under registration rights agreements, maximum charges			1,370,000
Number of wells drill under the supplemental debenture agreements			4
Capital commitment to drill four additional wells			3,300,000
Term of operating lease	1 year
Operating leases, rent expense	82,068	54,500
Minimum lease payments	$ 72,000

Related Party Transactions (Details) (USD $)	1 Months Ended	12 Months Ended
	May 31, 2010	Dec. 31, 2011 Property Well	Dec. 31, 2010	May 28, 2010	Apr. 30, 2010
Related Party Transactions (Textual)
Hexagon received warrants stock, shares			853,500	2,000,000	2,000,000
Warrants exercise price, per share	$ 6		$ 6
Number of property acquired		5
Number of wells to be drilled under agreement		2
Financing Acquisition [Member]
Related Party Transactions (Textual)
Hexagon received warrants stock, shares		500,000
Warrants exercise price, per share		10
Loan Agreements [Member]
Related Party Transactions (Textual)
Hexagon received warrants stock, shares		250,000
Warrants exercise price, per share		6
Davis [Member]
Related Party Transactions (Textual)
Ownership interest in common stock		19.10%
Hexagon [Member]
Related Party Transactions (Textual)
Ownership interest in common stock		15.70%

Income Taxes (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
Oil and gas properties and equipment	$ (515,123)	$ (1,335,490)
Net operating loss carry-forward	11,291,513	7,285,426
Share based compensation	4,675,241	3,902,007
Abandonment obligation	205,145	188,728
Derivative instruments	176,514	148,384
Other	(91,304)	(30,896)
Total deferred tax asset	15,741,986	10,158,159
Valuation allowance	(15,741,986)	(10,158,159)
Net deferred tax asset

Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of the Company’s effective tax rate to the expected federal tax rate
Effective federal tax rate	35.00%	35.00%
Effect of permanent differences	(7.54%)	(21.78%)
State tax rate	2.20%	2.20%
Change in rate	0.00%	(0.23%)
Other	0.00%	3.07%
Valuation allowance	(29.66%)	(18.26%)
Net	0.00%	0.00%

Income Taxes (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Income Taxes (Textual)
Operating loss carryforwards	$ 25,957,000	$ 19,582,000
Expiration period of operating loss carryforward	2031

Shareholders' Equity (Details) (Warrant [Member], USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Warrant [Member]
Summary of warrant activity
Warrants, Outstanding Beginning	5,638,900	5,764,233	187,500
Granted	600,000	250,000	6,430,233
Exercised, forfeited, or expired		(375,333)	(853,500)
Warrants, Outstanding Ending	6,238,900	5,638,900	5,764,233
Weighted Average Exercise Price, Outstanding Beginning	$ 7.04	$ 7.04	$ 14
Weighted Average Exercise Price, Granted	$ 5	$ 6	$ 6.68
Weighted Average Exercise Price, Exercised, forfeited, or expired		$ 6.16	$ 6
Weighted Average Exercise Price, Outstanding Ending	$ 6.84	$ 7.04	$ 7.04

Shareholders' Equity (Details 1) (Warrant [Member])	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Estimating fair value of warrants issued
Weighted-average volatility	97.00%	80.00%
Expected dividends	0.00%	0.00%
Risk-free rate	2.02%	1.49%
Minimum [Member]
Estimating fair value of warrants issued
Expected term (in years)	3 years	3 years
Maximum [Member]
Estimating fair value of warrants issued
Expected term (in years)	5 years	5 years

Shareholders' Equity (Details Textual) (USD $)	1 Months Ended			3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended							12 Months Ended		9 Months Ended	10 Months Ended	12 Months Ended		9 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2011	May 31, 2010	May 31, 2009	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Feb. 28, 2011	May 28, 2010	Apr. 30, 2010	Mar. 31, 2010	Dec. 31, 2011 Maximum [Member]	Dec. 31, 2011 Minimum [Member]	Sep. 30, 2012 Restricted Stock [Member]	Dec. 31, 2009 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2010 Restricted Stock [Member]	Sep. 30, 2012 Restricted Stock [Member] Employees, Board Members and Consultants [Member]	Sep. 30, 2012 Restricted Stock [Member] T R Winston Company LLC [Member]	Sep. 30, 2012 Warrant [Member]	Sep. 30, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2010 Warrant [Member]	Dec. 31, 2011 Common Stock [Member]	Dec. 31, 2010 Common Stock [Member]	Dec. 31, 2011 Convertible Notes Payable [Member]	Dec. 31, 2011 Temporary Equity [Member]	Sep. 21, 2010 Temporary Equity [Member]
Shareholder's Equity (Textual)
Shares issued for payment of quarterly interest expense on the convertible debentures																							197,619
Shares issued for payment of quarterly interest expense on the convertible debentures, value																							$ 690,000
Common stock closing price																								$ 4.4	$ 4.4	$ 3.01
Grant of restricted shares to employess, former chief financial officer during the period																		356,865	371,050	932,500	1,864,747	356,865	50,000
Grant of restricted shares to employees, board members, consultants and T.R. Winston & Company LLC during the period, fair value																						1,490,000	230,000
Warrants issued to financial advisory group																								600,000	600,000
Warrants vested and expected to vest, outstanding, number																								100,000	100,000
Strik price per share										$ 1.5														$ 5	$ 5		$ 1.5
Warrant, vesting period																									3 years
Description of installment of vesting period																									Warrants vest monthly in six equal amounts over the six month term of the agreement
Recognized stock compensation expense for warrants				370,000	920,000	800,000	5,590,000	2,714,000	6,161,000	917,000	2,714,000													80,000
Consulting fee																									10,000
Final consulting payment during the last month of the contract																									90,000
Aggregate intrinsic value of warrants																								0	0	0
Lock up shares outstanding																				0
Shares reserved for possible conversion																1,926,471	893,617
Debentures, convertible, conversion price (per share)				$ 4.25		$ 4.25			$ 4.25			$ 9.4				$ 4.25	$ 9.4
Stock issued during period, shares																												2,983,233	11,749,467
Common stock issued for acquisitions, shares																												2,983,233	2,929,167
Common stock issued for acquisitions, value									10,895,893	15,786,621																		10,896,071	15,787,500
Common stock issued for services, Shares																												10,000	502,216
Common stock issued for services									81,997	2,256,088																		82,000	2,256,239
Share issued for loan agreements, value										5,250,000
Share issued for loan agreements, shares										1,250,000
Shares issued for restricted stock grants to employees, shares									238,824																				2,235,797
Shares issued for restricted stock grants to employees, value									6,161,111																				10,283,622
Stock issued during period shares for interest expense																														78,972
Stock issued during period shares for interest expense, value																														559,860
Share issued for cash, shares										3,978,788																375,333
Sahres issued for cash, value										20,046,733																2,903,794
Conversion of stock in shares			2,100,000																									1,976,471
Common stock, shares issued				18,016,143		18,016,143			17,436,825	14,453,592				2,500,000	750,000																5,313	2,658
Common stock, shares outstanding				18,016,143		18,016,143			17,436,825	14,453,592																					5,313
Common stock value				1,801		1,801			1,744	1,445																					172,516
Stock issued during period shares for private placement										3,975,300																	15,901,200
Warrants exercised										853,500			2,000,000	2,000,000													250,000
Share price per unit										$ 1.5														$ 5	$ 5		$ 1.5
Warrants exercise price, per share		$ 6								$ 6																	$ 2.2
Warrant exercised value										1,600,000																	5,121,000
Value for new warrants										2,953,450																	2,953,450
Aggregate intrinsic value																										0	6,687,000
Closing price of stock																										$ 5.2	$ 8.2
Weighted average remaining contractual life (in years)																									2 years 9 months 21 days	3 years 2 months 5 days	4 years 1 month 24 days
Conversion price				$ 4.25		$ 4.25			$ 4.25			$ 9.4				$ 4.25	$ 9.4
Additional Stockholders Equity (Textual)
Preferred Stock, shares authorized				10,000,000		10,000,000			10,000,000	10,000,000
Common stock, shares authorized				100,000,000		100,000,000			100,000,000	100,000,000
Preferred Stock, shares issued
Preferred Stock, shares outstanding
Convertible debenture percentage									8.00%			8.00%
Inducement expense									2,800,000
Increased additional paid-in capital									2,800,000
Dilutive shares outstanding									1,082,854
Description of refusal to purchase of debentures									Up to 15% of any common stock, preferred stock or convertible debt offering by Recovery through December 31, 2012
Convertible notes payable face value									$ 8,400,000
Exercised price of new warrant per share										$ 8.8
Warrant expire date										Sep 29, 2015
Reverse stock split	4:1					four-for-one			four-for-one

Share Based Compensation (Details) (Restricted Stock [Member])	9 Months Ended	10 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock [Member]
Summary of restricted stock grant activity
Beginning Balance	2,340,235		2,235,797	371,050
Granted	356,865	371,050	932,500	1,864,747
Vested	(385,749)		(828,062)
Expired	(25,167)
Ending Balance	2,286,184	371,050	2,340,235	2,235,797

Share Based Compensation (Details Textual) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Oct. 31, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share Based Compensation (Textual)
Recognized stock compensation expense		$ 370,000	$ 920,000	$ 800,000	$ 5,590,000	$ 2,714,000	$ 6,161,000	$ 917,000	$ 2,714,000
Additional Share Based Compensation (Textual)
Unrecognized compensation cost, non-vested stock grants		2,187,000		2,187,000			0
Unrecognized compensation cost, non-vested stock grants, period for recognition (in years)				3 years			0 years
Reverse stock split	4:1			four-for-one			four-for-one
Recognized share based compensation expenses in 2012							1,066,000
Recognized share based compensation expenses in 2013							366,615
Recognized share based compensation expenses in 2014							12,478
Restricted Stock [Member]
Share Based Compensation (Textual)
Grant of restricted shares to employess, former chief financial officer during the period				356,865		371,050	932,500	1,864,747
Restricted common stock, vested				(385,749)			(828,062)
Restricted Stock [Member] | Employees [Member]
Share Based Compensation (Textual)
Grant of restricted shares to employess, former chief financial officer during the period							238,750
Grant of restricted shares to employees, former chief financial office during the period, fair value							4,370,808
Restricted common stock, vested							207,016
Restricted common stock, vested in the year ended December 31, 2012							192,000
Restricted common stock, vested in the year ended December 31, 2013							120,000
Restricted common stock, vested in the year ended December 31, 2014							2,500
Restricted Stock [Member] | Chief Financial Officer [Member]
Share Based Compensation (Textual)
Grant of restricted shares to employess, former chief financial officer during the period							481,250
Recognized stock compensation expense							3,551,000
Restricted Stock [Member] | Employees and Directors [Member]
Share Based Compensation (Textual)
Grant of restricted shares to employess, former chief financial officer during the period				256,866
Grant of restricted shares to employees, former chief financial office during the period, fair value				780,000
Restricted common stock, vested in the year ended December 31, 2012				52,698
Restricted common stock, vested in the year ended December 31, 2013				81,250
Restricted common stock, vested in the year ended December 31, 2014				81,250
Restricted common stock, vested in the year ended December 31, 2015				25,001
Restricted Stock [Member] | Consultant [Member]
Share Based Compensation (Textual)
Grant of restricted shares to employess, former chief financial officer during the period				100,000
Restricted Stock [Member] | T R Winston Company LLC [Member]
Share Based Compensation (Textual)
Grant of restricted shares to employess, former chief financial officer during the period				50,000
Grant of restricted shares to employees, former chief financial office during the period, fair value				230,000
Restricted Stock [Member] | Consultant and T.R. Winston Company LLC [Member]
Share Based Compensation (Textual)
Grant of restricted shares to employees, former chief financial office during the period, fair value				$ 580,000

Drilling Rigs (Details) (USD $)	1 Months Ended		10 Months Ended	12 Months Ended
	May 31, 2010	May 31, 2009 DrillingRig	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Drilling Rings (Textual)
Number of drilling rigs		2
Purchase of rigs for note payable		$ 3,250,000	$ 3,250,000
Shares of common stock due to conversion of convertible note		2,100,000
Estimated net realizable value of future drilling operation						500,000
Impairment on project						2,750,000
Sale of rigs	700,000
Cash recieved on rigs sold	100,000
period for notes issued against remaining balance of ring sold	5 years
Notes receivables reserved against any future uncertainity					$ 400,000

Subsequent Events (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended
	Nov. 30, 2012	Sep. 15, 2012	Mar. 23, 2012	Mar. 19, 2012
Subsequent Events (Textual)
Proceed from liquidation of price derivative	$ 0.6
Maximum additional extended amount of debenture debt agreements with convertible debenture holders				5
Initial closing amount of debenture debt			1.5
Additional debenture purchased by convertible debenture holders		$ 3.5

Supplemental Oil and Gas Reserve Information (Unaudited) (Details)	12 Months Ended
	Dec. 31, 2011 bbl	Dec. 31, 2010 bbl	Dec. 31, 2009 bbl
Schedule of Proved Developed and Undeveloped Oil and Gas Reserve
Beginning Balance			0
Balance			0
Crude Oil [Member]
Schedule of Proved Developed and Undeveloped Oil and Gas Reserve
Beginning Balance	692,388
Purchase of reserves		643,955
Revisions of previous estimates	(268,718)	123,679
Extensions and discoveries	266,000	58,463
Sale of reserves
Production	(81,433)	(133,709)
Balance	608,237	692,388
Proved Developed Reserves	215,693	277,669
Proved Undeveloped Reserves	392,545	414,719
Natural Gas [Member]
Schedule of Proved Developed and Undeveloped Oil and Gas Reserve
Beginning Balance	308,579
Purchase of reserves
Revisions of previous estimates	(44,919)
Extensions and discoveries		323,493
Sale of reserves
Production	(115,583)	(14,914)
Balance	148,077	308,579
Proved Developed Reserves	148,077	308,579
Proved Undeveloped Reserves

Supplemental Oil and Gas Reserve Information (Unaudited) (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of future net cash flows relating to proved oil and gas
Future oil and gas sales	$ 55,295	$ 51,816
Future production costs	(16,579)	(11,614)
Future development costs	(8,481)	(8,063)
Future income tax expense (2)
Future net cash flows	30,235	32,139
10% annual discount	(10,221)	(8,544)
Standardized measure of discounted future net cash flows	$ 20,014	$ 23,595

Supplemental Oil and Gas Reserve Information (Unaudited) (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of change in the standardized measure of discounted future net cash flows
Balance at beginning of period	$ 23,595
Sales of oil and gas, net	(5,342)	(7,655)
Net change in prices and production costs	8,006	3,084
Net change in future development costs		(4,563)
Extensions and discoveries	5,883	5,067
Acquisition of reserves		18,967
Sale of reserves
Revisions of previous quantity estimates	(14,804)	5,245
Previously estimated development costs incurred
Net change in income taxes
Accretion of discount	2,360	2,043
Other	316	1,407
Balance at end of period	$ 20,014	$ 23,595

Supplemental Oil and Gas Reserve Information (Unaudited) (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2011 USD_mmbtu USD_barrels	Dec. 31, 2010 USD_mmbtu bbl	Dec. 31, 2009 bbl
Supplemental Oil and Gas Reserve Information (Unaudited) (Textual)
Proved Developed and Undeveloped Reserves			0
Description of oil and gas reserves price	Based on the 12 month arithmetic average first of month price January through December 31
Natural gas price (per MMBtu)	3.96	4.39
Crude oil price (per barrel)	88.16	77.78
Crude Oil [Member]
Supplemental Oil and Gas Reserve Information (Unaudited) (Textual)
Estimated proved reserves of oil and natural gas	215,693	277,669
Percentage of reserves comprised on energy eqivalent basis	96.00%	93.00%
Purchase of reserves		643,955
Cost of crude oil		3,760,000
Proved Developed and Undeveloped Reserves	608,237	692,388
Natural Gas [Member]
Supplemental Oil and Gas Reserve Information (Unaudited) (Textual)
Estimated proved reserves of oil and natural gas	148,077	308,579
Percentage of reserves comprised on energy eqivalent basis	4.00%	7.00%
Purchase of reserves
Proved Developed and Undeveloped Reserves	148,077	308,579

Quarterly Results (Unaudited) (Details) (USD $)	3 Months Ended									9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010
Summary of quartly results
Revenues		$ 1,944,454	$ 2,630,933	$ 2,811,429	$ 1,273,675	$ 1,519,702	$ 2,552,790	$ 5,194,849	$ 490,351
Income (loss) from operations	(1,287,036)	(6,297,854)	(939,330)	(4,069,541)	(2,052,133)	(4,191,728)	(5,900,630)	(792,880)	(2,242,252)	(7,156,008)	(7,061,004)	(29,911,412)	(11,704,044)	(13,127,490)
Net earnings (loss)		$ (7,295,537)	$ (3,027,618)	$ (4,762,881)	$ (3,743,187)	$ (6,230,293)	$ (7,491,246)	$ (3,196,779)	$ (2,820,715)
Earnings per common share
Basic and diluted		$ (0.47)	$ (0.19)	$ (0.3)	$ (0.25)	$ (1.47)	$ (2.53)	$ (1.99)	$ (1.04)
Basic and diluted	17,833,466	15,543,758	15,775,135	15,635,346	14,778,206	9,167,803	2,962,882	6,362,922	2,927,759	17,732,304	15,388,772	2,453,921	15,543,758	9,167,803